1933 Act File No. 33-00053
                                      1940 Act File No. 811-07477


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X

Pre-Effective Amendment No.  1  ..................       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

Amendment No.   1  ...............................       X

                        FEDERATED INVESTMENT TRUST

            (Exact name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

            John W. McGonigle, Esq., Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering As soon as possible after the effectiveness of the Registration
                              Statement

Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940, Registrant hereby elects to register an indefinite number of shares.

                      Amendment Pursuant to Rule 473

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

                         Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037


    Federated Investment Portfolios has also executed this Registration
                                Statement.


                           CROSS-REFERENCE SHEET
     This Amendment to the Registration Statement of Federated Investment Trust, which consists of one portfolio, Federated Bond Index Fund which consists of (a) Institutional Shares and (b) Institutional Service Shares), is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(a,b) Cover Page.
Item 2.   Synopsis.................(a) Summary of Fund Expenses -
                                   Institutional Shares; (b) Summary of
                                   Fund Expenses - Institutional Service
                                   Shares.
Item 3.   Condensed Financial
          Information..............(a,b) Performance Information.
Item 4.   General Description of
          Registrant...............(a,b) General Information;  Investment
                                   Information; Investment Objective;
                                   Investment Policies; Investment
                                   Limitations; Additional Investment
                                   Strategies and Techniques:  Risk
                                   Factors; Special Information Concerning
                                   Hub and Spoke; Other Classes of Shares;
                                   Miscellaneous; Addresses.

Item 5.   Management of the Fund...Information About the Trust and
                                   Federated Portfolios; Management of the
                                   Trust and Federated Portfolios;
                                   Expenses; (a) Distribution of
                                   Institutional Shares; Shareholder
                                   Services; Supplemental Payments to
                                   Financial Institutions; (b) Distribution
                                   of Institutional Service Shares;
                                   Distribution Plan and Shareholder
                                   Services; Supplemental Payments to
                                   Financial Institutions; (a, b)
                                   Administration of the Trust; Service
                                   Providers of the Portfolio; Effect of
                                   Banking Laws.
Item 6.   Capital Stock and Other
          Securities...............(a,b) Dividends; Capital Gains;
                                   Shareholder Information; Voting Rights;
                                   Massachusetts Partnership Law; Tax
                                   Information.
Item 7.   Purchase of Securities Being
          Offered..................(a,b) Net Asset Value; Determination of
                                   the Fund's Net Asset Value; (a)
                                   Investing in Institutional Shares; (b)
                                   Investing in Institutional Service
                                   Shares; (a,b) Share Purchases; Minimum
                                   Investment Required; What Shares Cost;
                                   Certificates and Confirmations;
                                   Retirement Plans.



Item 8.   Redemption or Repurchase.(a) Redeeming Institutional Shares; (b)
                                   Redeeming Institutional Service Shares;
                                   (a,b) Telephone Redemption; Written
                                   Requests; Accounts With Low Balances.
Item 9.   Pending Legal Proceedings     None.
PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(a, b) Cover Page.
Item 11.  Table of Contents........(a, b) Table of Contents.
Item 12.  General Information and
          History..................(a, b) Description of Federated
                                   Portfolios; About Federated Investors.
Item 13.  Investment Objectives and
          Policies.................(a, b) Investment Objective and
                                   Policies.

Item 14.  Management of the Trust..(a, b) Management of the Trust and
                                   Federated Portfolios; Trustees'
                                   Compensation.
Item 15.  Control Persons and Principal
          Holders of Securities....(a, b) Fund Ownership.
Item 16.  Investment Advisory and Other
          Services.................(a, b) Investment Advisory and Sub-
                                   Advisory Services; Other Services.

Item 17.  Brokerage Allocation.....Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............(a,b) Massachusetts Partnership Law.
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered..................(a, b) Purchasing Shares; Determining
                                   Net Asset Value; Redeeming Shares;
                                   Redemption in Kind.

Item 20.  Tax Status...............(a, b) Tax Status.

Item 21.  Underwriters.............Not applicable.
Item 22.  Calculations of Performance
          Data.....................(a, b) Total Return; Yield; Performance
                                   Comparisons.

Item 23.  Financial Statements.....Filed in Part B.








FEDERATED BOND INDEX FUND
(A PORTFOLIO OF FEDERATED INVESTMENT TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Federated Bond Index Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is an investment portfolio of Federated Investment Trust (the "Trust"), an open-end management investment company (a mutual fund). Institutional Service Shares are sold at net asset value.

The investment objective of the Fund is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities.


UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS ("ASSETS") IN BOND INDEX PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED SERIES OF FEDERATED INVESTMENT PORTFOLIOS (THE "FEDERATED PORTFOLIOS"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. THEREFORE, THE FUND'S INVESTMENT EXPERIENCE WILL CORRESPOND DIRECTLY WITH THAT OF THE PORTFOLIO. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER/FEEDER FUND STRUCTURE. SEE "SPECIAL INFORMATION CONCERNING HUB AND SPOKE."


Federated Management is the Portfolio's investment adviser. Federated Management has delegated the daily management of the security holdings of the Portfolio to United States Trust Company of New York ("U.S. Trust Company"), acting as sub-adviser. U.S. Trust Company and Federated Management may hereinafter be referred to collectively as the "Investment Managers." For more information on the Investment Managers of the Fund, please refer to the prospectus section herein entitled "Management of the Trust and Federated Portfolios."

THE INSTITUTIONAL SERVICE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK (INCLUDING U.S. TRUST COMPANY), ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Institutional Service Shares and Institutional Shares dated March 5, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-245-4270. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated March 5, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES--
  INSTITUTIONAL SERVICE SHARES                                                 1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objective                                                         2
  Investment Policies                                                          3

Additional Investment Strategies
     and Techniques; Risk Factors                                              6

  Investment Limitations                                                      11
  Special Information Concerning Hub
     and Spoke                                                                12

INFORMATION ABOUT THE TRUST AND
  FEDERATED PORTFOLIOS                                                        13
------------------------------------------------------

  Management of the Trust and Federated
     Portfolios                                                               13
  Expenses                                                                    16
  Distribution of Institutional Service
     Shares                                                                   17
  Administration of the Trust                                                 19
  Service Providers of the Portfolio                                          19

NET ASSET VALUE                                                               20
------------------------------------------------------

INVESTING IN INSTITUTIONAL SERVICE SHARES                                     20
------------------------------------------------------

  Share Purchases                                                             20
  Minimum Investment Required                                                 20
  What Shares Cost                                                            21
  Subaccounting Services                                                      21
  Certificates and Confirmations                                              21
  Dividends                                                                   22
  Capital Gains                                                               22
  Retirement Plans                                                            22
REDEEMING INSTITUTIONAL SERVICE SHARES                                        22
------------------------------------------------------

  Telephone Redemption                                                        22
  Written Requests                                                            23
  Accounts With Low Balances                                                  23

SHAREHOLDER INFORMATION                                                       24
------------------------------------------------------

  Voting Rights                                                               24

EFFECT OF BANKING LAWS                                                        24
------------------------------------------------------

TAX INFORMATION                                                               25
------------------------------------------------------

PERFORMANCE INFORMATION                                                       26
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       27
------------------------------------------------------

MISCELLANEOUS                                                                 27
------------------------------------------------------

ADDRESSES                                                                     29
------------------------------------------------------

SUMMARY OF FUND EXPENSES--INSTITUTIONAL SERVICE
SHARES
--------------------------------------------------------------------------------

The following table provides (i) a summary of estimated expenses related to purchases and sales of Fund Shares and the aggregate annual operating expenses of Fund Shares and the Portfolio as a percentage of their projected average daily net assets, and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in Fund Shares.

                                        INSTITUTIONAL SERVICE SHARES
                                      SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).....................
None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds,
  as applicable).............................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........................................       None
Exchange Fee.................................................................................................       None
                                 ANNUAL INSTITUTIONAL SERVICE SHARES OPERATING EXPENSES
                                   (As a percentage of projected average net assets)*

Management Fee (after waiver) (1)............................................................................       0.00%
12b-1 Fee (after waiver) (2).................................................................................       0.00%
Total Other Expenses (after expense reimbursement by the Investment Managers and administrator).........................       0.54%
    Shareholder Services Fee......................................................................       0.25%
        Total Institutional Service Shares Operating Expenses (after waivers and reimbursements)
(3)............................................       0.54%




(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. While the Fund does not pay any fee directly to an investment adviser, it bears indirectly, as an investor in the Portfolio, any fees paid by the Portfolio to its investment adviser. The Portfolio has entered into an investment advisory agreement with Federated Management and agrees to pay an annual fee of up to 0.25% of the Portfolio's average net assets. Federated Management can terminate this voluntary waiver at any time at its sole discretion.

(2) The maximum 12b-1 fee is 0.25%.


(3) The Total Institutional Service Shares Operating Expenses are estimated to be 3.67% absent the anticipated voluntary waivers of the management fee and the 12b-1 fee and the anticipated voluntary reimbursement of certain other operating expenses by the Investment Managers and administrator.



Total Institutional Service Shares Operating Expenses include the Fund's pro rata share of the aggregate annual operating expenses of the Portfolio, in which all of the investable assets of the Fund are invested. The Trustees of the Trust considered the aggregate per share expenses of the fund, the Fund's pro rata share of the expenses for the Portfolio and the potential economies of scale the Fund could achieve by investing its assets in the Portfolio. As a result, the Trustees believe that the aggregate per share expenses of the Fund and the Fund's pro rata share of the expenses for the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the Assets of the Fund were invested directly in the type of securities held by the Portfolio. Federated Investors has agreed to maintain total operating expenses (after waivers and reimbursements) of the Portfolio at no greater than 0.20% of average net assets of the Portfolio for the twelve month period following January 2, 1996.


  * Total Institutional Service Shares Operating Expenses in the table above are estimated based on expenses expected to be incurred during the fiscal year ending May 31, 1996. During the course of this period, expenses may be more or less than the amount shown.


THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN INSTITUTIONAL SERVICE SHARES" AND "INFORMATION ABOUT THE TRUST AND FEDERATED PORTFOLIOS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                                            1 YEAR     3 YEARS

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and
(2) redemption at the end of each time period...................................................     $6         $17



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING MAY 31, 1996.


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1995. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees of the Trust (the "Trustees") has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares.
This prospectus relates only to Institutional Service Shares.


Institutional Service Shares ("Shares") are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. investment grade fixed income securities that attempt to provide investment results that correspond to the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds and mortgage-backed securities, each with maturities greater than one year. A minimum initial investment of $5,000 is required, unless the investment is in a retirement program, in which case the minimum initial investment is $50. Subsequent investments must be in amounts of at least $100, and $50 for retirement programs.
Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

The Fund invests through the Portfolio, a series of Federated Portfolios, which is a business trust organized under the laws of the Commonwealth of Massachusetts. Federated Portfolios was established as a Massachusetts business trust under a Declaration of Trust dated as of September 29, 1995.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

Unless otherwise stated, all of the investment objectives, policies and strategies discussed herein and in the Statement of Additional Information are deemed "non-fundamental," i.e., the approval of the Fund's shareholders is not required to change its investment objective or any of its investment policies and strategies. Likewise, the approval of the Fund and other investors in the Portfolio is not required to change the Portfolio's investment objective or any of the Portfolio's investment policies and strategies. Any changes in the Fund's or the Portfolio's investment objective, policies or strategies could result in the Fund having investment objectives, policies and strategies different from those applicable at the time of a shareholder's investment in the Fund.

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"), a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities, each with maturities greater than one year.



The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, which is a diversified open-end management investment company that has the same investment objective, policies and limitations as the Fund. The Portfolio seeks to achieve its investment objective by replicating the yield and total return of the Aggregate Bond Index through a statistically selected sample of debt instruments. The Aggregate Bond Index is a broad market-weighted index of U.S. investment grade fixed income securities.


While there is no assurance that the Fund (or the Portfolio) will achieve its investment objective, the Fund (and the Portfolio) endeavor to do so by following the investment policies described in this prospectus. Shareholder approval is not required to change the Fund's investment objective. Likewise, the approval of the investors in the Portfolio is not required to change the Portfolio's investment objective. Shareholders will be given 30 days' prior notice before any material change becomes effective. If there is a change in the Fund's (or the Portfolio's) investment objective, such change could result in the Fund (or the Portfolio) having an investment objective that is different than the objective a shareholder considered applicable at the time of investment. If the Fund's (or the Portfolio's) investment objective is changed, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

Since the investment policies and limitations of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investment policies and limitations of the Portfolio. Further information about the investment policies and limitations of the Portfolio, including a list of those investment limitations that are fundamental (i.e., that cannot be changed without shareholder approval) appears in the Statement of Additional Information.

INVESTMENT POLICIES
Unless indicated otherwise, the investment policies discussed below may be changed without the approval of the Fund's shareholders (or the investors of the Portfolio). Shareholders will be given 30 days' prior notice before any material change becomes effective.

INVESTMENT PHILOSOPHY AND STRATEGIES. U.S. Trust Company, the sub-adviser for the Portfolio, is a state-chartered bank and trust company which offers a variety of specialized fiduciary and financial services to high net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust Company prides itself in offering an attentive and high level of service to each of its clients.

     INVESTMENT PHILOSOPHY. The Portfolio is not managed pursuant to traditional methods of active investment management, which involve the buying and selling of securities based upon economic, financial and market analyses and investment judgment. Instead, the Portfolio, utilizing a passive or indexing investment approach, will attempt to duplicate the investment performance of the Aggregate Bond Index.

     The Portfolio seeks to duplicate the investment performance of the Aggregate Bond Index through statistical sampling procedures, that is, the Portfolio will invest in a selected group-- not the entire universe--of securities in the Aggregate Bond Index. This group of securities, when taken together, is expected to perform similarly to the Aggregate Bond Index as a whole. The sampling technique is expected to enable the Portfolio to track the price movements and performance of the Aggregate Bond Index, while minimizing brokerage, custodial and accounting costs.


    The Trust expects that there will be a close correlation between the Portfolio's performance and that of the Aggregate Bond Index in both rising and falling markets. The Portfolio will attempt to maximize the correlation between its performance and that of the Aggregate Bond Index.
     The Investment Managers seek a correlation of 0.95 or better. In the event that a correlation of 0.95 or better is not achieved, the Trustees of Federated Portfolios will review methods for increasing such correlation with the Investment Managers, such as through adjustments in securities holdings of the Portfolio. A correlation of 1.0 would indicate a perfect correlation, which would be achieved when the Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Aggregate Bond Index. The Portfolio's Investment Managers monitor the correlation between the performance of the Portfolio and the Aggregate Bond Index on a regular basis. Factors such as the size of the Portfolio's securities holdings, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows into and out of the Portfolio, and changes in the securities markets and the index itself, are expected to account for any differences between the Portfolio's performance and that of the Aggregate Bond Index.



     The Portfolio invests at least 80% of its assets in a portfolio of securities consisting of a representative selection of debt instruments included in the Aggregate Bond Index. The Portfolio intends to remain fully invested, to the extent practicable, in a pool of securities that match the yield and total return of the Aggregate Bond Index.



LEHMAN BROTHERS AGGREGATE BOND INDEX. The Aggregate Bond Index is a broad market-weighted index which encompasses three major classes of United States investment grade fixed income securities with maturities greater than one year:
U.S. Treasury and agency securities, corporate bonds, and mortgage-backed securities. The Index measures the total investment return (capital change plus income) provided by a universe of fixed income securities, weighted by the market value outstanding of each security. The securities included in the Index generally meet the following criteria, as defined by Lehman Brothers: an outstanding market value of at least $100 million and investment grade quality (rated a minimum of Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P")).



The Aggregate Bond Index is composed of the following kinds of securities: public obligations of the U.S. Government; publicly issued debt of U.S. Government agencies and quasi-federal corporations; corporate debt guaranteed by the U.S. Government; fixed rate nonconvertible dollar-denominated corporate debt; 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA); and asset-backed pass-through securities representing pools of credit card receivables and auto or home equity loans.



As of December 31, 1995, the following classes of fixed incoem securities represented the stated proportions of the total market value of the Aggregate Bond Index:

U.S. Treasury and government agency securities                                         53%
Corporate Bonds                                                                        18%
Mortgage- and asset-backed securities                                                  29%




The Portfolio has a policy of weighing its holdings so as to approximate the relative composition of the securities contained in the Aggregate Bond Index, under normal circumstances. Therefore, for each of the three classes of fixed income securities listed above, the variation in weighting between the assets held by the Portfolio and the assets in the Aggregate Bond Index is not expected to be greater than plus or minus 5%. These weightings will be monitored at the time securities are purchased by the Portfolio.


U.S. GOVERNMENT AND AGENCY SECURITIES. The Portfolio may invest in U.S. Government securities and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other securities, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Securities issued by the Federal National Mortgage Association are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; other securities, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Portfolio and the Fund and their respective net asset values and yields are not guaranteed by the U.S. Government or any federal agency or instrumentality.




CORPORATE BONDS. The Portfolio may purchase debt securities of United States corporations only if they are deemed investment grade, that is, they carry a rating of at least Baa from Moody's or BBB from S&P or, if not rated by these rating agencies, are judged by the Investment Managers to be of comparable quality. With respect to securities rated Baa by Moody's and BBB by S&P, interest and principal payments are regarded as adequate for the present; however, securities with these ratings may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds. The Portfolio intends to dispose of, in an orderly manner, any security which is downgraded below investment grade subsequent to its purchase. See the Appendix to the Statement of Additional Information for a more detailed explanation of these ratings.

Corporate bonds are subject to call risk during periods of falling interest rates. Securities with high stated interest rates may be prepaid (or called) prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates. Call provisions, common in many corporate bonds, allow bond issuers to redeem bonds prior to maturity (at a specific price). When interest rates are falling, bond issuers often exercise these call provisions, paying off bonds that carry high stated interest rates and often issuing new bonds at lower rates. For the Portfolio, the result would be that bonds with high interest rates are called and must be replaced with lower-yielding instruments. In these circumstances, the income of the Portfolio would decline.


MORTGAGE PASS-THROUGHS AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Portfolio may purchase mortgage and mortgage-related securities such as pass-throughs and collateralized mortgage obligations that meet the Portfolio's selection criteria and are investment grade or of comparable quality (collectively, "Mortgage Securities"). Mortgage pass-throughs are securities that pass through to investors an undivided interest in a pool of underlying mortgages. These are issued or guaranteed by U.S. government agencies such as GNMA, FNMA, and FHLMC. Other mortgage pass-throughs consist of whole loans originated and issued by private limited purpose corporations or conduits. Collateralized mortgage obligation bonds are obligations of special purpose corporations that are collateralized or supported by mortgages or mortgage securities such as pass-throughs.

As a result of its investments in Mortgage Securities, the mortgage-backed securities in the Portfolio may be subject to a greater degree of market volatility as a result of unanticipated prepayments of principal. During periods of declining interest rates, the principal invested in mortgage-backed securities with high interest rates may be repaid earlier than scheduled, and the Portfolio will be forced to reinvest the unanticipated payments at generally lower interest rates. When interest rates fall and principal prepayments are reinvested at lower interest rates, the income that the Portfolio derives from mortgage-backed securities is reduced. In addition, like other fixed income securities, Mortgage Securities generally decline in price when interest rates rise.

Because the Portfolio will seek to represent all major sectors of the investment grade fixed income securities market, the Fund may be a suitable vehicle for those investors seeking ownership in the "bond market" as a whole, without regard to particular sectors. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term bond market movements. Because of potential share price fluctuations, the Fund may be inappropriate for investors who have short-term objectives or who require stability of principal. Investors should not consider the Fund a complete investment program.

ADDITIONAL INVESTMENT STRATEGIES AND TECHNIQUES; RISK FACTORS

The Portfolio may utilize the investment strategies and techniques described below.

SAMPLING AND TRADING IN THE PORTFOLIO. The Portfolio does not expect to hold all of the individual issues which comprise the Aggregate Bond Index because of the large number of securities involved. Instead, the Portfolio will hold a representative sample of securities, selecting one or two issues to represent entire classes or types of securities in the Index. This sampling technique is expected to be an effective means of substantially duplicating the income and capital returns provided by the Index.


To reduce transaction costs, the Portfolio's securities holdings will not be automatically traded or re-balanced to reflect changes in the Aggregate Bond Index. The Portfolio will seek to buy round lots of securities and may trade large blocks of securities. These policies may cause a particular security to be over- or under-represented in the Portfolio relative to its Index weighting or result in its continued ownership by the Portfolio after its deletion from the Index, thereby reducing the correlation between the Portfolio and the Index. The Portfolio is not required to buy or sell securities solely because the percentage of its assets invested in Index securities changes when their market values increase or decrease. In addition, in order to more closely correlate to the return of the Index, the Portfolio may omit or remove Index securities from its portfolio and substitute other Index securities if the Investment Managers believe the removed security to be insufficiently liquid or believe the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Investment Managers seek a correlation of 0.95 or better between the performance of the Portfolio and that of the Aggregate Bond Index. See "Investment Philosophy and Strategies" above.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by the Portfolio to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a forward commitment or when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Trustees of Federated Portfolios. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See "Illiquid Investments; Privately Placed and other Unregistered Securities" below.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds, in an amount up to one-third of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. The Portfolio may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Securities and Exchange Commission ("SEC") views reverse repurchase agreements as a form of borrowing. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities.

INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash position, the Portfolio may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory and sub-advisory fees and other expenses the Portfolio bears directly in connection with its own operations, as a shareholder of another investment company the Portfolio would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the other investment company, some or all of which would be duplicated. Securities of other investment companies may be acquired by the Portfolio to the extent permitted under the 1940 Act, that is, the Portfolio may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the total outstanding voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company.

FUTURES CONTRACTS AND OPTIONS. The Portfolio may purchase put and call options on securities, indices of securities and futures contracts. The Portfolio may also purchase and sell futures contracts. Futures contracts on securities and securities indices will be used primarily to accommodate cash flows or in anticipation of taking a market position when, in the opinion of the Investment Managers, available cash balances do not permit economically efficient purchases of securities. Moreover, the Portfolio may sell futures and options to "close out" futures and options it may have purchased or to protect against a decrease in the price of securities it owns but intends to sell. The Portfolio will not invest in futures or options as part of a defensive strategy to protect against potential market declines. See "Futures Contracts and Options on Futures Contracts" in the Statement of Additional Information.

The Portfolio may (a) purchase exchange-traded and over the counter (OTC) put and call options on securities and indices of securities, (b) purchase and sell futures contracts on securities and indices of securities and (c) purchase put and call options on futures contracts on securities and indices of securities. In addition, the Portfolio may sell (write) exchange-traded and OTC put and call options on securities and indices of securities and on futures contracts on securities and indices of securities. The staff of the SEC has taken the position that OTC options are illiquid and, therefore, together with other illiquid securities held by the Portfolio, cannot exceed 15% of the Portfolio's net assets. The Portfolio intends to comply with this limitation.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these techniques by the Portfolio may reduce certain risks associated with owning its portfolio securities, these investments entail certain other risks. If the Investment Managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's potential to realize gains as well as limit its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate. For more information on these investment techniques, see the Statement of Additional Information.

The Portfolio may purchase and sell put and call options on securities, indices of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's total net assets, and (ii) the aggregate margin deposits required on all such futures and premium on options thereon held at any time do not exceed 5% of the Portfolio's total assets. The Portfolio may also be subject to certain limitations pursuant to the regulations of the Commodity Futures Trading Commission. The Portfolio does not have any current intention of purchasing futures contracts or investing in put and call options on securities, indices of securities, or futures contracts if more than 5% of its net assets would be at risk from such transactions.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933 (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

Acquisitions of illiquid investments by the Portfolio are subject to the following non-fundamental policies. The Portfolio may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its net assets would be invested in illiquid securities. The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Investment Managers and approved by the Trustees of Federated Portfolios. The Trustees of Federated Portfolios will monitor the implementation of these guidelines on a periodic basis. Because Rule 144A is relatively new, it is not possible to predict how markets in Rule 144A securities will develop. If trading in Rule 144A securities were to decline, these securities could become illiquid after being purchased, increasing the level of illiquidity of the Portfolio. As a result, the Portfolio might not be able to sell these securities when the Investment Managers wish to do so, or might have to sell them at less than fair value.


SHORT-TERM INSTRUMENTS. The Portfolio may invest in short-term income securities in accordance with its investment objective and policies as described above. The Portfolio may also make money market investments pending other investments or settlement, or to maintain liquidity to meet shareholder redemptions. Although the Portfolio normally seeks to remain substantially fully invested in securities selected to match the Aggregate Bond Index consistent with seeking a correlation of 0.95 or better between the Portfolio's performance and that of the Aggregate Bond Index, the Portfolio may invest temporarily up to 20% of its assets in certain short-term fixed income securities. The Portfolio will not invest in short-term instruments as part of a defensive strategy to protect against potential market declines.

Short-term investments include: obligations of the U.S. Government and its agencies or instrumentalities; commercial paper and other debt securities; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above referenced securities. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. Other corporate obligations in which the Portfolio may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations. The Portfolio may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) of the 1933 Act. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

The Portfolio may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic or foreign branches or subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit ("Yankee CDs"), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolio are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Portfolio will not invest more than 15% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are deemed illiquid or not readily marketable. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations in which the Portfolio may invest include uninsured, direct obligations which have either fixed, floating or variable interest rates.

The Portfolio will limit its short-term investments to those U.S. dollar-denominated instruments which are determined by or on behalf of the Trustees of Federated Portfolios to present minimal credit risks and which are of "high quality" as determined by a major rating service (i.e., rated P-1 by Moody's or A-1 by S&P) or, in the case of instruments which are not rated, are deemed to be of comparable quality pursuant to procedures established by the Trustees of Federated Portfolios. The Portfolio may invest in obligations of banks which at the date of investment have capital, surplus and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

SECURITIES LENDING. The Portfolio may seek to increase its income by lending securities to banks, brokers or dealers and other recognized institutional investors. Such loans may not exceed 30% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government or other high quality securities, irrevocable letters of credit issued by a bank, or any combination thereof. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio can increase its income through the investment of any such collateral consisting of cash. The Portfolio continues to be entitled to payments in amounts equal to the interest payable on the loaned security and in addition, if the collateral received is other than cash, receives a fee based on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio.

SHORT SALES "AGAINST THE BOX." In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio may make a short sale as a hedge, when it believes that the value of a security owned by it (or a security convertible or exchangeable for such security) may decline, or when the Portfolio wants to sell the security at an attractive current price but wishes to defer recognition of gain or loss for tax purposes. Not more than 40% of the Portfolio's total assets would be involved in short sales "against the box."

CERTAIN OTHER OBLIGATIONS. Consistent with its investment objectives, policies and restrictions, the Portfolio may also invest in participation interests, guaranteed investment contracts and zero coupon obligations. See the Statement of Additional Information. In order to allow for investments in new instruments that may be created in the future, upon supplementing this prospectus, the Portfolio may invest in obligations other than those listed previously, provided such investments are consistent with the Portfolio's and Fund's investment objective, policies and restrictions.

INVESTMENT LIMITATIONS

As a diversified investment company, 75% of the assets of the Portfolio are represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities which for purposes of this calculation are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. In addition, the Portfolio may not invest 25% or more of its assets in the securities of issuers in any one industry, unless the securities in a single industry were to comprise 25% or more of the Aggregate Bond Index in which case the Portfolio will invest 25% or more of its assets in that industry. These are fundamental investment policies which may not be changed without investor approval.

The Statement of Additional Information includes a further discussion of investment strategies and techniques, and a listing of other fundamental investment restrictions and non-fundamental investment policies which govern the investment policies of the Fund and the Portfolio. Fundamental investment restrictions may not be changed, in the case of the Fund, without the approval of the shareholders of the Fund or, in the case of the Portfolio, without the approval of the investors (including the Fund) in the Portfolio. If a percentage restriction (other than a restriction as to borrowing) or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Portfolio or a later change in the rating of a security held by the Portfolio is not considered a violation of the policy.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE


Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio. The Fund invests in the Portfolio through Signature Financial Group, Inc.'s two-tier structure known as the Hub and Spoke financial services method. Hub and Spoke employs a two-tier master/feeder fund structure and is a registered service mark of Signature Financial Group, Inc. The Fund has the same investment objective and policies as the Portfolio. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests (e.g., other spokesSM or feeder funds) in the Portfolio is available from Federated Services Company at 1-800-245-4270.

The investment objective of the Fund may be changed without the approval of the Fund's shareholders but not without written notice thereof to the Fund's shareholders thirty days prior to implementing the change. If there were a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The investment objective of the Portfolio may be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the Portfolio's investors (and notice by the Fund to its shareholders) thirty days prior to implementing the change. There can, of course, be no assurance that the investment objective of the Fund or the Portfolio will be achieved. See "Investment Limitations" in the Statement of Additional Information for a description of the fundamental investment policies and restrictions of the Portfolio and the Fund that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the Portfolio or Fund. Except as stated otherwise, the investment objective, policies, strategies and restrictions described herein and in the Statement of Additional Information are non-fundamental.


Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio. (However, these situations also exist for traditionally structured funds which have large or institutional investors). Whenever the Fund is requested to vote on a matter pertaining to the Portfolio, the Fund will vote its shares without a meeting of Fund shareholders if the proposal is one, if which made with respect to the Fund, would not require the vote of Fund shareholders, as long as such action is permissible under applicable statutory and regulatory requirements. Conversely, except as permitted by the SEC, whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio because the 1940 Act requires approval of the matter by an investment company's shareholders, the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of votes representing the Fund's shareholders will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or limitations may require the Fund to withdraw its investment in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.


The Fund may withdraw its investment in the Portfolio at any time, if the Trustees of the Trust determine that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Trustees of the Trust would consider what action might be taken, including investing the Fund's Assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio.

For descriptions of the investment objective, policies and limitations of the Portfolio, see "Investment Objective," "Investment Policies," and "Investment Limitations" herein and in the Statement of Additional Information. For descriptions of the management of the Portfolio, see "Management of the Trust and Federated Portfolios" herein and in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management of the Trust and Federated Portfolios" and "Expenses" below.

INFORMATION ABOUT THE TRUST AND FEDERATED PORTFOLIOS
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST AND FEDERATED PORTFOLIOS

BOARD OF TRUSTEES. Each of the Trust and Federated Portfolios is managed by its Board of Trustees. The respective Trustees are responsible for managing the business affairs of the Trust and Federated Portfolios and for exercising all the powers of the Trust and Federated Portfolios except those reserved for the shareholders and investors, respectively. The Executive Committee of each Board of Trustees handles the Board's responsibilities between meetings of the Board.

A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and of the Federated Portfolios, up to and including creating a separate board of trustees. See "Management of the Trust and of Federated Portfolios" in the Statement of Additional Information for more information about the Trustees and officers of the Trust and of Federated Portfolios.

INVESTMENT ADVISER. The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, which has the same investment objective, policies, and limitations as the Fund. Federated Management (the "Adviser") is responsible for the management of the assets of the Portfolio, pursuant to an investment advisory agreement (the "Advisory Agreement") with Federated Portfolios on behalf of the Portfolio. Federated Management has delegated the daily management of the security holdings of the Portfolio to U.S. Trust Company, acting as sub-adviser.

Subject to the general guidance and policies set by the Trustees of Federated Portfolios, the Adviser provides general supervision over the investment management functions performed by U.S. Trust Company. The Adviser closely monitors U.S. Trust Company's application of the Portfolio's investment policies and strategies, and regularly evaluates U.S. Trust Company's investment results and trading practices.

The Trust, Federated Portfolios, and the Adviser each has adopted strict codes of ethics governing the conduct of all employees who manage the Fund, the Portfolio and their portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and the Portfolio's investors and must place their interests ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund and Portfolio; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

ADVISORY FEES. For its services under the Advisory Agreement, the Adviser is entitled to receive from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to .25 of 1% of the Portfolio's average daily net assets. The Adviser has agreed to currently waive all investment advisory fees with respect to the Portfolio. This waiver may be terminated at any time. The Adviser has also undertaken to reimburse the Portfolio for operating expenses in excess of limitations established by certain states. This does not include reimbursement to the Fund of any expenses incurred by its shareholders who use the transfer agent's subaccounting facilities.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Susan M. Nason has been the Portfolio's portfolio manager since its inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992, and from 1987 until 1990 she acted as an investment analyst. Ms. Nason is a Chartered Financial Analyst and received her M.B.A. in Finance from Carnegie Mellon University.


SUB-ADVISER. Federated Management has delegated the daily management of the Portfolio's security holdings to U.S. Trust Company. U.S. Trust Company is located at 770 Broadway, New York, New York. Subject to the general guidance and policies set by the Trustees of Federated Portfolios, Federated Management closely monitors U.S. Trust Company's application of the Portfolio's investment policies and strategies, and regularly evaluates U.S. Trust Company's investment results and trading practices.


SUB-ADVISORY FEES. Pursuant to a Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Adviser and U.S. Trust Company, U.S. Trust Company makes the day-to-day investment decisions and portfolio selections for the Portfolio, consistent with the general guidelines and policies established by the Adviser and the Trustees of Federated Portfolios. For the investment management services it provides to the Portfolio, U.S. Trust Company is compensated only by the Adviser, and receives no fees directly from the Fund or the Portfolio. For its services under the Sub-Advisory Agreement, U.S. Trust Company is entitled to receive from the Adviser a fee accrued daily and paid monthly at an annual rate equal to .12 of 1% of the Portfolio's average daily net assets. U.S. Trust Company has agreed to currently waive all sub-advisory fees with respect to the Portfolio, although this waiver may be terminated at any time. U.S. Trust Company furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio.


SUB-ADVISER'S BACKGROUND. U.S. Trust Company is a state-chartered bank and trust company which provides trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency services, and personal and corporate banking. U.S. Trust Company is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation and is one of the twelve members of the New York Clearing House Association. On June 30, 1995, U.S. Trust Company's Asset Management Group had approximately $41.2 billion in assets under management. U.S. Trust Company, which has its principal offices at 114 West 47th Street, New York, New York, is a subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Company also serves as investment adviser to Excelsior Funds, Inc. (formerly known as UST Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly known as UST Master Tax-Exempt Funds, Inc.), and Excelsior Institutional Trust, all of which are registered investment companies. U.S. Trust Company also serves as investment adviser to the UST Variable Series, Inc.


It is the responsibility of U.S. Trust Company in its capacity as sub-adviser to make the day-to-day investment decisions for the Portfolio and to place the purchase and sales orders for securities transactions of the Portfolio, subject to the general supervision of Federated Management. U.S. Trust Company furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio.

Bruce Tavel, Senior Vice President, and Cyril M. Theccanat, Vice President, of U.S. Trust Company, Structured Investment Management Department, have been portfolio managers of the Portfolio since its inception and are responsible for the day-to-day management of the Portfolio.

Mr. Theccanat has been managing structured investment portfolios at U.S. Trust Company since January, 1990. Prior to this, Mr. Theccanat was a Vice President of Drexel Burnham & Lambert, and was responsible for interest rate and foreign exchange risk management. Mr. Tavel designs, develops and implements analytic procedures and services utilizing quantitative and financial information. He has over 17 years of experience in the execution of decision support systems at U.S. Trust Company and previously at Lehman Asset Management, where he was Director of Institutional Computer Services.

CERTAIN RELATIONSHIPS AND ACTIVITIES. U.S. Trust Company and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. U.S. Trust Company has informed the Portfolio that, in making investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, U.S. Trust Company will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of U.S. Trust Company, its parents or its subsidiaries or affiliates. When dealing with its customers, U.S. Trust Company, its parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by U.S. Trust Company or any such affiliate.

EXPENSES

The Fund invests through the Portfolio, which is a series of Federated Portfolios. Expenses of Federated Portfolios (of which the Portfolio bears its pro rata share) include the compensation of its Trustees who are not affiliated with the Investment Managers; governmental fees, interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, administrator, registrar or dividend disbursing agent of Federated Portfolios; insurance premiums; and expenses of calculating the net asset value of, and the net income or interests in the Portfolio.

Expenses of Federated Portfolios also include expenses connected with the execution, recording and settlement of security transactions; fees and expenses of Federated Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; and the advisory fees, if any, payable to the Adviser under the Advisory Agreement.


Holders of Fund Shares pay their allocable portion of Trust expenses. The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.


The Fund expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the Fund and Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses allocated to Shares as a class are expenses under the Fund's Shareholder Services Agreement and the Fund's Distribution Plan which relate to Shares.

However, the Trustees reserve the right to allocate certain other expenses to holders of Shares as it deems appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; legal fees relating solely to Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.25% of the average daily net asset value of Shares, to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.


The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying, or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares, computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates, and not the Fund.


The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

The distributor may, from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the plans.


ADMINISTRATION OF THE TRUST


ADMINISTRATIVE SERVICES. Federated Services Company, through its subsidiary Federated Administrative Services, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company, a Pennsylvania corporation, is a subsidiary of Federated Investors and is located in Pittsburgh, Pennsylvania. Federated Services Company provides these services at an annual rate, accrued daily and paid monthly, which relates to the average aggregate daily net assets of the Fund as specified below:

        MAXIMUM                     AVERAGE AGGREGATE
  ADMINISTRATIVE FEE           DAILY NET ASSETS OF THE FUND
        0.1000 of 1%                    on the first $250 million
        0.0875 of 1%                     on the next $250 million
        0.0750 of 1%                     on the next $250 million
        0.0700 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $60,000 per fund and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.




TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Shareholder Services Company, Boston, Massachusetts, a subsidiary of Federated Services Company, is transfer agent for Shares of the Fund and dividend disbursing agent for the Fund.


SERVICE PROVIDERS OF THE PORTFOLIO


Federated Shareholder Services Company serves as transfer agent and dividend disbursing agent for Federated Portfolios.

Federated Securities Corp. is the placement agent for investments in the Portfolio but receives no fee for such services.

Federated Services Company, through its subsidiary Federated Administrative Services, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolio. Federated Services Company is entitled to receive a fee from the Portfolio accrued daily and paid monthly at an annual rate of up to 0.05% of the average daily net assets of the Portfolio, subject to a minimum of $60,000 for the Portfolio (unless waived). From time to time, Federated Services Company may waive all or a portion of the administrative fee. Federated Services Company also maintains the Portfolio's accounting records.



Federated Investors and its subsidiaries have agreed to waive fees and reimburse expenses in order to maintain total operating expenses (after waivers and reimbursements) of the Portfolio at no greater than 0.20% of average net assets for the twelve month period following January 2, 1996.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. The net asset value per share for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. Since the Fund will invest all of its Assets in the Portfolio, the value of the Fund's Assets will be equal to the value of its beneficial interest in the Portfolio.

INVESTING IN INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.


BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal wire funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Bond Index Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase Shares by mail, send a check made payable to Federated Bond Index Fund --Institutional Service Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank, into federal funds. This is generally the next business day after State Street Bank receives the check.



MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $5,000. Subsequent investments must be in amounts of at least $50. The minimum initial investment in Shares is $50 if the investment is in a retirement program, for which subsequent investments must also be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.
WHAT SHARES COST

Shares are sold at their net asset value per Share next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.

The net asset value of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) (the "Valuation Time") on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any day on which the Fund may determine its net asset value, as described above, may be referred to herein as a "Business Day."

Assets in the Portfolio which are traded on a recognized domestic exchange or are quoted on a national securities market are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on such national securities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by the Trustees of Federated Portfolios. Absent unusual circumstances, debt securities maturing in 60 days or less are valued at amortized cost. Some of the securities acquired by the Portfolio may be traded on over-the-counter markets on days which are not Business Days. In such cases, the net asset value per share of Fund Shares may be significantly affected on days when shareholders neither purchase nor redeem their shares of beneficial interest in the Fund. The Portfolio may use one or more independent pricing services in connection with the pricing of its portfolio securities.

SUBACCOUNTING SERVICES

Institutions holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Certificates for Shares of the Fund are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.


DIVIDENDS

Dividends equal to all or substantially all of the Fund's net investment income allocable to Shares are declared daily and paid monthly. The Fund's net income for dividend purposes consists of (i) all accrued income, whether taxable or tax-exempt, plus discount earned on the Fund's assets, less (ii) amortization of premium on such assets, accrued expenses directly attributable to the Fund and the general expenses of the Trust (e.g., legal, administrative, accounting, and Trustees' fees). Dividends and distributions will reduce the net asset value of the Fund by the amount of the dividend or distribution. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding Business Day, Shares purchased by wire begin earning dividends on the Business Day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next Business Day. Shares purchased by check begin earning dividends on the Business Day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Long-term capital gains realized by the Fund, if any, will be distributed once a year, usually in December, if the Fund's profits during that year from the sale of securities held for longer than the applicable period exceed losses during such year from the sale of securities together with any net capital losses carried forward from prior years (to the extent not used to offset short-term capital gains). Net short-term capital gains realized during the Fund's fiscal year will also be distributed during such year.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Federated Securities Corp. and consult a tax adviser.

REDEEMING INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following Business Day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as written requests, should be considered. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS


Shares may also be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and class of shares name; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $5,000. This requirement does not apply, however, if the balance falls below $5,000 because of changes in the Fund's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each series in the Trust have equal voting rights except that in matters affecting only a particular series or class, only shares of that series or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation (e.g., to approve a change in the Fund's fundamental investment policies or limitations) and for the election of Trustees under certain circumstances. For additional information on voting by the Fund and its shareholders on matters relating to the Portfolio, see "Special Information Concerning Hub and Spoke."


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote. Shareholders of all series of the Trust will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series of the Trust could control the outcome of these votes.

The Fund invests in the Portfolio, a series of Federated Portfolios, which is a business trust organized under the laws of the Commonwealth of Massachusetts. The interests in Federated Portfolios are divided into separate series or portfolios. Investors in each series of Federated Portfolios will vote separately or together in the same manner as shareholders of the Trust's series. Federated Portfolios' Declaration of Trust provides that the Fund and other entities investing in the Portfolio and the other series of Federated Portfolios (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the series in which they invest (and of no other series) and of the overall obligations of Federated Portfolios. However, the Trustees of the Trust believe that the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which neither the Portfolio nor Federated Portfolios are able to meet their obligations, and that neither the Fund nor its shareholders will be exposed to a material risk of liability by reason of the Fund's investment in the Portfolio.

For more information regarding the Trustees of the Trust and of Federated Portfolios, see "Management of Trust and Federated Portfolios" in the Statement of Additional Information.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------


The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Banking Holding Company Act of 1956 such as U.S. Trust Company, or any affiliate thereof, from sponsoring, organizing or controlling a registered, open-end investment company that is continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Based on advice of its counsel, it is the position of U.S. Trust Company that the investment sub-advisory services it performs under the Sub-Advisory Agreement with the Adviser on behalf of the Portfolio do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent a bank from continuing to perform all or part of the above services. If a bank were prohibited from so acting, alternative means for continuing the management of the Portfolio and the Fund would be sought. In such event, changes in the operation of the Portfolio and the Fund might occur. The Trustees of Federated Portfolios and of the Trust do not expect that investors in the Portfolio or shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.


TAX INFORMATION
--------------------------------------------------------------------------------

Each year the Trust intents to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Provided the Fund meets all income, distribution and diversification requirements of the Code, and distributes substantially all of its net investment income and realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid from the Fund. If the Fund fails to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income. Whether or not the Fund qualifies as a RIC, the Fund's distributions would generally be taxable as ordinary dividend income to shareholders. With respect to the Fund, the Portfolio in which it invests is also not expected to be required to pay any federal income or excise taxes.

Shareholders of the Fund normally will have to pay federal income taxes and any state or local taxes on the dividends and net capital gain distributions, if any, they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to Fund shareholders as ordinary income for federal income tax purposes. Distributions of net capital gains are taxable to Fund shareholders as long-term capital gains without regard to the length of time the Fund shareholders have held their Shares. Dividends and distributions, if any, paid to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional Shares of the Fund.

Dividends declared in October, November or December of any year payable to Fund shareholders of record on a specified date in such months will be deemed to have been received by Fund shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

At the end of each calendar year, each Fund shareholder receives information for tax purposes on the dividends and other distributions received during that calendar year, including the portion thereof taxable as ordinary income, the portion taxable as long-term capital gains, the portion (if any) which constitutes a return of capital (which is generally free of tax but results in a basis reduction), and the amount of dividends (if any) which may qualify for the dividends-received deduction for corporations.


In general, any gain or loss realized upon a taxable disposition of Shares of the Fund by a shareholder that holds such Shares as a capital asset will be treated as a long-term capital gain or loss if the Shares have been held for more than 12 months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of Shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those Shares. Any loss realized upon a disposition of Shares may also be disallowed under rules relating to wash sales.

The Fund may be required to withhold federal income tax at the rate of 31% from all taxable distributions and redemption proceeds payable to shareholders who do not provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Such withholding is not an additional tax. Any amounts withheld may be credited against the Fund shareholder's federal income tax liability.


Under current law, neither the Trust, as a business trust, nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund continues to qualify as a "regulated investment company" under the Code.

The foregoing discussion is intended for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state and local laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Fund is sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. Institutional Shares are also made available to financial intermediaries, as well as private and public organizations and are subject to a minimum initial investment of $25,000.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses; however, Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Fund. This, plus other expense differences between Institutional Shares and Institutional Service Shares, may affect the performance of each class.
To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-245-4270.

MISCELLANEOUS
--------------------------------------------------------------------------------

The Fund's Statement of Additional Information bears the same date as this prospectus and contains more detailed information about the Fund and the Portfolio, including information related to (i) investment policies and restrictions of the Fund and the Portfolio, (ii) Trustees and officers of the Trust and of Federated Portfolios, (iii) portfolio transactions and any brokerage commissions, (iv) rights and liabilities of shareholders of the Trust and investors in Federated Portfolios, (v) additional performance information, including a description of the Fund's calculation of yield and total return, and
(vi) determination of the net asset value of Shares of the Fund.


In addition, the Fund's Statement of Additional Information contains financial statements of Excelsior Institutional Bond Index Fund, a series of Excelsior Institutional Trust, and Bond Market Portfolio, a series of St. James Portfolios for their fiscal year ended May 31, 1995 (audited) and the six months ended November 30, 1995 (unaudited). Excelsior Institutional Bond Index Fund invested all of its investable assets in Bond Market Portfolio until December 29, 1995, at which point it withdrew its assets and invested them in the Portfolio. Like the Fund and the Portfolio, Excelsior Institutional Bond Index Fund and Bond Market Portfolio operated in a Hub and Spoke structure. Their financial information is included since they have the same investment objective and policies as the Fund and Portfolio, the Portfolio succeeded to the financial history and performance of Bond Market Portfolio, and the Fund and Excelsior Institutional Bond Index Fund both are SpokeSM funds of the Portfolio. In this regard, the performance of Excelsior Institutional Bond Index Fund is as follows: cumulative total return for the period from inception (July 11, 1994) to May 31, 1995 was 11.03%; the average annual total return for the twelve months ended November 30, 1995 was 16.76%, and for the period from the date of inception to November 30, 1995 was 12%. The 30-day yields for the periods ended May 31, 1995 and November 30, 1995 were 6.74%, and 6.45%, respectively. Of course, past performance is not indicative of future performance.


ADDRESSES
--------------------------------------------------------------------------------

Federated Bond Index Fund
                    Institutional Service Shares                             Federated Investors Tower
                                                                             Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------


Distributor for Federated Bond Index Fund and Placement Agent
for Bond Index Portfolio
                    Federated Securities Corp.                               Federated Investors Tower
                                                                             Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser for Bond Index Portfolio
                    Federated Management                                     Federated Investors Tower
                                                                             Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------


Sub-Adviser for Bond Index Portfolio
                    United States Trust Company of New York
                                                                             114 West 47th Street
                                                                             New York, New York 10036
-----------------------------------------------------------------------------------------------------------------------

Custodian for Federated Bond Index Fund
                    State Street Bank and Trust Company                      P.O. Box 8600
                                                                             Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Custodian for Bond Index Portfolio
                    Investors Bank and Trust Company                         79 Milk Street
                                                                             7th Floor
                                                                             Boston, Massachusetts 02205
-----------------------------------------------------------------------------------------------------------------------

Administrator
                    Federated Services Company                               Federated Investors Tower
                                                                             Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------


Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                   P.O. Box 8600
                                                                             Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Ernst & Young LLP                                        One Oxford Centre
                                                                             Pittsburgh, Pennsylvania 15219
-----------------------------------------------------------------------------------------------------------------------


FEDERATED BOND
INDEX FUND
INSTITUTIONAL SERVICE SHARES
PROSPECTUS
An Open-End, Diversified Management
Investment Company


Prospectus dated March 5, 1996


[LOGO] FEDERATED SECURITIES CORP.
       ---------------------------------------------
       Distributor
       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PENNSYLVANIA 15222-3779


       G01556-01-SS (3/96)

       Cusip 313909202





FEDERATED BOND INDEX FUND
(A PORTFOLIO OF FEDERATED INVESTMENT TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Federated Bond Index Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is an investment portfolio of Federated Investment Trust (the "Trust"), an open-end management investment company (a mutual fund). Institutional Shares are sold at net asset value.

The investment objective of the Fund is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities.


UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS ("ASSETS") IN BOND INDEX PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED SERIES OF FEDERATED INVESTMENT PORTFOLIOS (THE "FEDERATED PORTFOLIOS"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. THEREFORE, THE FUND'S INVESTMENT EXPERIENCE WILL CORRESPOND DIRECTLY WITH THAT OF THE PORTFOLIO. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER/FEEDER FUND STRUCTURE. SEE "SPECIAL INFORMATION CONCERNING HUB AND SPOKE. "

Federated Management is the Portfolio's investment adviser. Federated Management has delegated the daily management of the security holdings of the Portfolio to United States Trust Company of New York ("U.S. Trust Company"), acting as sub-adviser. U.S. Trust Company and Federated Management may hereinafter be referred to collectively as the "Investment Managers." For more information on the Investment Managers of the Fund, please refer to the prospectus section herein entitled "Management of the Trust and Federated Portfolios."

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK (INCLUDING U.S. TRUST COMPANY), ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated March 5, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-245-4270. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated March 5, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES--
  INSTITUTIONAL SHARES                                                         1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3

  Additional Investment Strategies
     and Techniques; Risk Factors                                              6

Investment Limitations                                                      12
  Special Information Concerning Hub
     and Spoke                                                                12

INFORMATION ABOUT THE TRUST AND
  FEDERATED PORTFOLIOS                                                        14
------------------------------------------------------

  Management of the Trust and Federated
     Portfolios                                                               14
  Expenses                                                                    17
  Distribution of Institutional Shares                                        18
  Administration of the Trust                                                 18
  Service Providers of the Portfolio                                          19
NET ASSET VALUE                                                               19
------------------------------------------------------

INVESTING IN INSTITUTIONAL SHARES                                             20
------------------------------------------------------

  Share Purchases                                                             20
  Minimum Investment Required                                                 20

  What Shares Cost                                                            20
  Subaccounting Services                                                      21
  Certificates and Confirmations                                              21
  Dividends                                                                   21
  Capital Gains                                                               22
  Retirement Plans                                                            22

REDEEMING INSTITUTIONAL SHARES                                                22
------------------------------------------------------

  Telephone Redemption                                                        22
  Written Requests                                                            23
  Accounts With Low Balances                                                  23

SHAREHOLDER INFORMATION                                                       23
------------------------------------------------------

  Voting Rights                                                               23

EFFECT OF BANKING LAWS                                                        24
------------------------------------------------------

TAX INFORMATION                                                               25
------------------------------------------------------

PERFORMANCE INFORMATION                                                       26
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       26
------------------------------------------------------

MISCELLANEOUS                                                                 27
------------------------------------------------------

ADDRESSES                                                                     28
------------------------------------------------------

SUMMARY OF FUND EXPENSES--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

The following table provides (i) a summary of estimated expenses related to purchases and sales of Fund Shares and the aggregate annual operating expenses of Fund Shares and the Portfolio as a percentage of their projected average daily net assets, and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in Fund Shares.

                                                  INSTITUTIONAL SHARES
                                            SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).....................
None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds,
  as applicable).............................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........................................       None
Exchange Fee.................................................................................................       None
                                     ANNUAL INSTITUTIONAL SHARES OPERATING EXPENSES
                                   (As a percentage of projected average net assets)*

Management Fee (after waiver) (1)............................................................................       0.00%
12b-1 Fee....................................................................................................       None
Total Other Expenses (after expense reimbursement by the Investment Managers and administrator)..............       0.29%
    Shareholder Services Fee (after waiver) (2)...................................................       0.00%
        Total Institutional Shares Operating Expenses (after waivers and reimbursements) (3).................       0.29%



(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. While the Fund does not pay any fee directly to an investment adviser, it bears indirectly, as an investor in the Portfolio, any fees paid by the Portfolio to its investment adviser. The Portfolio has entered into an investment advisory agreement with Federated Management and agrees to pay an annual fee of up to 0.25% of the Portfolio's average net assets. Federated Management can terminate this voluntary waiver at any time at its sole discretion.

(2) The maximum shareholder services fee is 0.25%.


(3) The Total Institutional Shares Operating Expenses are estimated to be 3.42% absent the anticipated voluntary waivers of the management fee and the shareholder services fee and the anticipated voluntary reimbursement of certain other operating expenses by the Investment Managers and administrator.



Total Institutional Shares Operating Expenses include the Fund's pro rata share of the aggregate annual operating expenses of the Portfolio, in which all of the investable assets of the Fund are invested. The Trustees of the Trust considered the aggregate per share expenses of the Fund, the Fund's pro rata share of the expenses for the Portfolio and the potential economies of scale the Fund could achieve by investing its assets in the Portfolio. As a result, the Trustees believe that the aggregate per share expenses of the Fund and the Fund's pro rata share of the expenses for the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the Assets of the Fund were invested directly in the type of securities held by the Portfolio. Federated Investors has agreed to maintain total operating expenses (after waivers and reimbursements) of the Portfolio at no greater than 0.20% of average net assets of the Portfolio for the twelve month period following January 2, 1996.


  * Total Institutional Shares Operating Expenses in the table above are estimated based on expenses expected to be incurred during the fiscal year ending May 31, 1996. During the course of this period, expenses may be more or less than the amount shown.


THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN INSTITUTIONAL SHARES" AND "INFORMATION ABOUT THE TRUST AND FEDERATED PORTFOLIOS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                                             1 YEAR       3 YEARS
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and
(2) redemption at the end of each time period...................................................   $       3    $       9



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING MAY 31, 1996.


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1995. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees of the Trust (the "Trustees") has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares.


Institutional Shares ("Shares") are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, as well as public and private organizations. An investment in the Fund serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. investment grade fixed income securities that attempt to provide investment results that correspond to the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds and mortgage-backed securities, each with maturities greater than one year. A minimum initial investment of $25,000 over a 90-day period is required, unless the investment is in a retirement program, in which case the minimum initial investment is $50. Subsequent investments must be in amounts of at least $100, or $50 for retirement programs.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

The Fund invests through the Portfolio, a series of Federated Portfolios, which is a business trust organized under the laws of the Commonwealth of Massachusetts. Federated Portfolios was established as a Massachusetts business trust under a Declaration of Trust dated as of September 29, 1995.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

Unless otherwise stated, all of the investment objectives, policies and strategies discussed herein and in the Statement of Additional Information are deemed "non-fundamental," i.e., the approval of the Fund's shareholders is not required to change its investment objective or any of its investment policies and strategies. Likewise, the approval of the Fund and other investors in the Portfolio is not required to change the Portfolio's investment objective or any of the Portfolio's investment policies and strategies. Any changes in the Fund's or the Portfolio's investment objective, policies or strategies could result in the Fund having investment objectives, policies and strategies different from those applicable at the time of a shareholder's investment in the Fund.


INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"), a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities, each with maturities greater than one year.


The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, which is a diversified open-end management investment company that has the same investment objective, policies and limitations as the Fund. The Portfolio seeks to achieve its investment objective by replicating the yield and total return of the Aggregate Bond Index through a statistically selected sample of debt instruments. The Aggregate Bond Index is a broad market-weighted index of U.S. investment grade fixed income securities.


While there is no assurance that the Fund (or the Portfolio) will achieve its investment objective, the Fund (and the Portfolio) endeavor to do so by following the investment policies described in this prospectus. Shareholder approval is not required to change the Fund's investment objective. Likewise, the approval of the investors in the Portfolio is not required to change the Portfolio's investment objective. Shareholders will be given 30 days' prior notice before any material change becomes effective. If there is a change in the Fund's (or the Portfolio's) investment objective, such change could result in the Fund (or the Portfolio) having an investment objective that is different than the objective a shareholder considered applicable at the time of investment. If the Fund's (or the Portfolio's) investment objective is changed, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

Since the investment policies and limitations of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investment policies and limitations of the Portfolio. Further information about the investment policies and limitations of the Portfolio, including a list of those investment limitations that are fundamental (i.e., that cannot be changed without shareholder approval) appears in the Statement of Additional Information.

INVESTMENT POLICIES

Unless indicated otherwise, the investment policies discussed below may be changed without the approval of the Fund's shareholders (or the investors of the Portfolio). Shareholders will be given 30 days' prior notice before any material change becomes effective.

INVESTMENT PHILOSOPHY AND STRATEGIES. U.S. Trust Company, the sub-adviser for the Portfolio, is a state-chartered bank and trust company which offers a variety of specialized fiduciary and financial services to high net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust Company prides itself in offering an attentive and high level of service to each of its clients.

     INVESTMENT PHILOSOPHY. The Portfolio is not managed pursuant to traditional methods of active investment management, which involve the buying and selling of securities based upon economic, financial and market analyses and investment judgment. Instead, the Portfolio, utilizing a passive or indexing investment approach, will attempt to duplicate the investment performance of the Aggregate Bond Index.

     The Portfolio seeks to duplicate the investment performance of the Aggregate Bond Index through statistical sampling procedures, that is, the Portfolio will invest in a selected group-- not the entire universe--of securities in the Aggregate Bond Index. This group of securities, when taken together, is expected to perform similarly to the Aggregate Bond Index as a whole. The sampling technique is expected to enable the Portfolio to track the price movements and performance of the Aggregate Bond Index, while minimizing brokerage, custodial and accounting costs.

     The Trust expects that there will be a close correlation between the Portfolio's performance and that of the Aggregate Bond Index in both rising and falling markets. The Portfolio will attempt to maximize the correlation between its performance and that of the Aggregate Bond Index. The Investment
     Managers seek a correlation of 0.95 or better. In the event that a correlation of 0.95 or better is not achieved, the Trustees of Federated Portfolios will review methods for increasing such correlation with the Investment Managers, such as through adjustments in securities holdings of the Portfolio. A correlation of 1.0 would indicate a perfect correlation, which would be achieved when the Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Aggregate Bond Index. The Portfolio's Investment Managers monitor the correlation between the performance of the Portfolio and the Aggregate Bond Index on a regular basis. Factors such as the size of the Portfolio's securities holdings, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows into and out of the Portfolio, and changes in the securities markets and the index itself, are expected to account for any differences between the Portfolio's performance and that of the Aggregate Bond Index.



    The Portfolio invests at least 80% of its assets in a portfolio of securities consisting of a representative selection of debt instruments included in the Aggregate Bond Index. The Portfolio intends to remain fully invested, to the extent practicable, in a pool of securities that match the yield and total return of the Aggregate Bond Index.



LEHMAN BROTHERS AGGREGATE BOND INDEX. The Aggregate Bond Index is a broad market-weighted index which encompasses three major classes of United States investment grade fixed income securities with maturities greater than one year:
U.S. Treasury and agency securities, corporate bonds, and mortgage-backed securities. The Index measures the total investment return (capital change plus income) provided by a universe of fixed income securities, weighted by the market value outstanding of each security. The securities included in the Index generally meet the following criteria, as defined by Lehman Brothers: an outstanding market value of at least $100 million and investment grade quality (rated a minimum of Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P")).


The Aggregate Bond Index is composed of the following kinds of securities: public obligations of the U.S. Government; publicly issued debt of U.S. Government agencies and quasi-federal corporations; corporate debt guaranteed by the U.S. Government; fixed rate nonconvertible dollar-denominated corporate debt; 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA); and asset-backed pass-through securities representing pools of credit card receivables and auto or home equity loans.

As of December 31, 1995, the following classes of fixed income securities represented the stated proportions of the total market value of the Aggregate Bond Index:

U.S. Treasury and government agency securities                     53%
Corporate Bonds                                                    18%
Mortgage- and asset-backed securities                              29%


The Portfolio has a policy of weighing its holdings so as to approximate the relative composition of the securities contained in the Aggregate Bond Index, under normal circumstances. Therefore, for each of the three classes of fixed income securities listed above, the variation in weighting between the assets held by the Portfolio and the assets in the Aggregate Bond Index is not expected to be greater than plus or minus 5%. These weightings will be monitored at the time securities are purchased by the Portfolio.


U.S. GOVERNMENT AND AGENCY SECURITIES. The Portfolio may invest in U.S. Government securities and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other securities, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Securities issued by the Federal National Mortgage Association are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; other securities, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Portfolio and the Fund and their respective net asset values and yields are not guaranteed by the U.S. Government or any federal agency or instrumentality.



CORPORATE BONDS. The Portfolio may purchase debt securities of United States corporations only if they are deemed investment grade, that is, they carry a rating of at least Baa from Moody's or BBB from S&P or, if not rated by these rating agencies, are judged by the Investment Managers to be of comparable quality. With respect to securities rated Baa by Moody's and BBB by S&P, interest and principal payments are regarded as adequate for the present; however, securities with these ratings may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds. The Portfolio intends to dispose of, in an orderly manner, any security which is downgraded below investment grade subsequent to its purchase. See the Appendix to the Statement of Additional Information for a more detailed explanation of these ratings.

Corporate bonds are subject to call risk during periods of falling interest rates. Securities with high stated interest rates may be prepaid (or called) prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates. Call provisions, common in many corporate bonds, allow bond issuers to redeem bonds prior to maturity (at a specific price). When interest rates are falling, bond issuers often exercise these call provisions, paying off bonds that carry high stated interest rates and often issuing new bonds at lower rates. For the Portfolio, the result would be that bonds with high interest rates are called and must be replaced with lower-yielding instruments. In these circumstances, the income of the Portfolio would decline.


MORTGAGE PASS-THROUGHS AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Portfolio may purchase mortgage and mortgage-related securities such as pass-throughs and collateralized mortgage obligations that meet the Portfolio's selection criteria and are investment grade or of comparable quality (collectively, "Mortgage Securities"). Mortgage pass-throughs are securities that pass through to investors an undivided interest in a pool of underlying mortgages. These are issued or guaranteed by U.S. government agencies such as GNMA, FNMA, and FHLMC. Other mortgage pass-throughs consist of whole loans originated and issued by private limited purpose corporations or conduits. Collateralized mortgage obligation bonds are obligations of special purpose corporations that are collateralized or supported by mortgages or mortgage securities such as pass-throughs.

As a result of its investments in Mortgage Securities, the mortgage-backed securities in the Portfolio may be subject to a greater degree of market volatility as a result of unanticipated prepayments of principal. During periods of declining interest rates, the principal invested in mortgage-backed securities with high interest rates may be repaid earlier than scheduled, and the Portfolio will be forced to reinvest the unanticipated payments at generally lower interest rates. When interest rates fall and principal prepayments are reinvested at lower interest rates, the income that the Portfolio derives from mortgage-backed securities is reduced. In addition, like other fixed income securities, Mortgage Securities generally decline in price when interest rates rise.

Because the Portfolio will seek to represent all major sectors of the investment grade fixed income securities market, the Fund may be a suitable vehicle for those investors seeking ownership in the "bond market" as a whole, without regard to particular sectors. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term bond market movements. Because of potential share price fluctuations, the Fund may be inappropriate for investors who have short-term objectives or who require stability of principal. Investors should not consider the Fund a complete investment program.

ADDITIONAL INVESTMENT STRATEGIES AND TECHNIQUES; RISK FACTORS
The Portfolio may utilize the investment strategies and techniques described below.


SAMPLING AND TRADING IN THE PORTFOLIO. The Portfolio does not expect to hold all of the individual issues which comprise the Aggregate Bond Index because of the large number of securities involved. Instead, the Portfolio will hold a representative sample of securities, selecting one or two issues to represent entire classes or types of securities in the Index. This sampling technique is expected to be an effective means of substantially duplicating the income and capital returns provided by the Index.


To reduce transaction costs, the Portfolio's securities holdings will not be automatically traded or re-balanced to reflect changes in the Aggregate Bond Index. The Portfolio will seek to buy round lots of securities and may trade large blocks of securities. These policies may cause a particular security to be over- or under-represented in the Portfolio relative to its Index weighting or result in its continued ownership by the Portfolio after its deletion from the Index, thereby reducing the correlation between the Portfolio and the Index. The Portfolio is not required to buy or sell securities solely because the percentage of its assets invested in Index securities changes when their market values increase or decrease. In addition, in order to more closely correlate to the return of the Index, the Portfolio may omit or remove Index securities from its portfolio and substitute other Index securities if the Investment Managers believe the removed security to be insufficiently liquid or believe the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Investment Managers seek a correlation of
0.95 or better between the performance of the Portfolio and that of the Aggregate Bond Index. See "Investment Philosophy and Strategies" above.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by the Portfolio to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a forward commitment or when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Trustees of Federated Portfolios. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See "Illiquid Investments; Privately Placed and other Unregistered Securities" below.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds, in an amount up to one-third of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. The Portfolio may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Securities and Exchange Commission ("SEC") views reverse repurchase agreements as a form of borrowing. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities.

INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash position, the Portfolio may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory and sub-advisory fees and other expenses the Portfolio bears directly in connection with its own operations, as a shareholder of another investment company the Portfolio would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the other investment company, some or all of which would be duplicated. Securities of other investment companies may be acquired by the Portfolio to the extent permitted under the 1940 Act, that is, the Portfolio may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the total outstanding voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company.

FUTURES CONTRACTS AND OPTIONS. The Portfolio may purchase put and call options on securities, indices of securities and futures contracts. The Portfolio may also purchase and sell futures contracts. Futures contracts on securities and securities indices will be used primarily to accommodate cash flows or in anticipation of taking a market position when, in the opinion of the Investment Managers, available cash balances do not permit economically efficient purchases of securities. Moreover, the Portfolio may sell futures and options to "close out" futures and options it may have purchased or to protect against a decrease in the price of securities it owns but intends to sell. The Portfolio will not invest in futures or options as part of a defensive strategy to protect against potential market declines. See "Futures Contracts and Options on Futures Contracts" in the Statement of Additional Information.


The Portfolio may (a) purchase exchange-traded and over the counter (OTC) put and call options on securities and indices of securities, (b) purchase and sell futures contracts on securities and indices of securities and (c) purchase put and call options on futures contracts on securities and indices of securities. In addition, the Portfolio may sell (write) exchange-traded and OTC put and call options on securities and indices of securities and on futures contracts on securities and indices of securities. The staff of the SEC has taken the position that OTC options are illiquid and, therefore, together with other illiquid securities held by the Portfolio, cannot exceed 15% of the Portfolio's net assets. The Portfolio intends to comply with this limitation.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these techniques by the Portfolio may reduce certain risks associated with owning its portfolio securities, these investments entail certain other risks. If the Investment Managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's potential to realize gains as well as limit its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate. For more information on these investment techniques, see the Statement of Additional Information.

The Portfolio may purchase and sell put and call options on securities, indices of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's total net assets, and (ii) the aggregate margin deposits required on all such futures and premium on options thereon held at any time do not exceed 5% of the Portfolio's total assets. The Portfolio may also be subject to certain limitations pursuant to the regulations of the Commodity Futures Trading Commission. The Portfolio does not have any current intention of purchasing futures contracts or investing in put and call options on securities, indices of securities, or futures contracts if more than 5% of its net assets would be at risk from such transactions.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933 (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.


Acquisitions of illiquid investments by the Portfolio are subject to the following non-fundamental policies. The Portfolio may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its net assets would be invested in illiquid securities. The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Investment Managers and approved by the Trustees of Federated Portfolios. The Trustees of Federated Portfolios will monitor the implementation of these guidelines on a periodic basis. Because Rule 144A is relatively new, it is not possible to predict how markets in Rule 144A securities will develop. If trading in Rule 144A securities were to decline, these securities could become illiquid after being purchased, increasing the level of illiquidity of the Portfolio. As a result, the Portfolio might not be able to sell these securities when the Investment Managers wish to do so, or might have to sell them at less than fair value.

SHORT-TERM INSTRUMENTS. The Portfolio may invest in short-term income securities in accordance with its investment objective and policies as described above. The Portfolio may also make money market investments pending other investments or settlement, or to maintain liquidity to meet shareholder redemptions. Although the Portfolio normally seeks to remain substantially fully invested in securities selected to match the Aggregate Bond Index consistent with seeking a correlation of 0.95 or better between the Portfolio's performance and that of the Aggregate Bond Index, the Portfolio may invest temporarily up to 20% of its assets in certain short-term fixed income securities. The Portfolio will not invest in short-term instruments as part of a defensive strategy to protect against potential market declines.

Short-term investments include: obligations of the U.S. Government and its agencies or instrumentalities; commercial paper and other debt securities; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above referenced securities. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. Other corporate obligations in which the Portfolio may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations. The Portfolio may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by
Section 3(a)(3) of the 1933 Act. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

The Portfolio may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic or foreign branches or subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit ("Yankee CDs"), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolio are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Portfolio will not invest more than 15% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are deemed illiquid or not readily marketable. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations in which the Portfolio may invest include uninsured, direct obligations which have either fixed, floating or variable interest rates.

The Portfolio will limit its short-term investments to those U.S. dollar-denominated instruments which are determined by or on behalf of the Trustees of Federated Portfolios to present minimal credit risks and which are of "high quality" as determined by a major rating service (i.e., rated P-1 by Moody's or A-1 by S&P) or, in the case of instruments which are not rated, are deemed to be of comparable quality pursuant to procedures established by the Trustees of Federated Portfolios. The Portfolio may invest in obligations of banks which at the date of investment have capital, surplus and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

SECURITIES LENDING. The Portfolio may seek to increase its income by lending securities to banks, brokers or dealers and other recognized institutional investors. Such loans may not exceed 30% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government or other high quality securities, irrevocable letters of credit issued by a bank, or any combination thereof. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio can increase its income through the investment of any such collateral consisting of cash. The Portfolio continues to be entitled to payments in amounts equal to the interest payable on the loaned security and in addition, if the collateral received is other than cash, receives a fee based on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio.

SHORT SALES "AGAINST THE BOX." In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio may make a short sale as a hedge, when it believes that the value of a security owned by it (or a security convertible or exchangeable for such security) may decline, or when the Portfolio wants to sell the security at an attractive current price but wishes to defer recognition of gain or loss for tax purposes. Not more than 40% of the Portfolio's total assets would be involved in short sales "against the box."

CERTAIN OTHER OBLIGATIONS. Consistent with its investment objectives, policies and restrictions, the Portfolio may also invest in participation interests, guaranteed investment contracts and zero coupon obligations. See the Statement of Additional Information. In order to allow for investments in new instruments that may be created in the future, upon supplementing this prospectus, the Portfolio may invest in obligations other than those listed previously, provided such investments are consistent with the Portfolio's and Fund's investment objective, policies and restrictions.

INVESTMENT LIMITATIONS

As a diversified investment company, 75% of the assets of the Portfolio are represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities which for purposes of this calculation are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. In addition, the Portfolio may not invest 25% or more of its assets in the securities of issuers in any one industry, unless the securities in a single industry were to comprise 25% or more of the Aggregate Bond Index in which case the Portfolio will invest 25% or more of its assets in that industry. These are fundamental investment policies which may not be changed without investor approval.

The Statement of Additional Information includes a further discussion of investment strategies and techniques, and a listing of other fundamental investment restrictions and non-fundamental investment policies which govern the investment policies of the Fund and the Portfolio. Fundamental investment restrictions may not be changed, in the case of the Fund, without the approval of the shareholders of the Fund or, in the case of the Portfolio, without the approval of the investors (including the Fund) in the Portfolio. If a percentage restriction (other than a restriction as to borrowing) or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Portfolio or a later change in the rating of a security held by the Portfolio is not considered a violation of the policy.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE


Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio. The Fund invests in the Portfolio through Signature Financial Group, Inc.'s two-tier structure known as the Hub and Spoke financial services method. Hub and Spoke employs a two-tier master/feeder fund structure and is a registered service mark of Signature Financial Group, Inc. The Fund has the same investment objective and policies as the Portfolio. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests (e.g., other spokesSM or feeder funds) in the Portfolio is available from Federated Services Company at 1-800-245-4270.



The investment objective of the Fund may be changed without the approval of the Fund's shareholders but not without written notice thereof to the Fund's shareholders thirty days prior to implementing the change. If there were a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The investment objective of the Portfolio may be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the Portfolio's investors (and notice by the Fund to its shareholders) thirty days prior to implementing the change. There can, of course, be no assurance that the investment objective of the Fund or the Portfolio will be achieved. See "Investment Limitations" in the Statement of Additional Information for a description of the fundamental investment policies and restrictions of the Portfolio and the Fund that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the Portfolio or Fund. Except as stated otherwise, the investment objective, policies, strategies and restrictions described herein and in the Statement of Additional Information are non-fundamental.


Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio. (However, these situations also exist for traditionally structured funds which have large or institutional investors). Whenever the Fund is requested to vote on a matter pertaining to the Portfolio, the Fund will vote its shares without a meeting of Fund shareholders if the proposal is one, if which made with respect to the Fund, would not require the vote of Fund shareholders, as long as such action is permissible under applicable statutory and regulatory requirements. Conversely, except as permitted by the Securities and Exchange Commission, whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio because the 1940 Act requires approval of the matter by an investment company's shareholders, the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of votes representing the Fund's shareholders will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or limitations may require the Fund to withdraw its investment in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio).
If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.


The Fund may withdraw its investment in the Portfolio at any time, if the Trustees of the Trust determine that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Trustees of the Trust would consider what action might be taken, including investing the Fund's Assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio.


For descriptions of the investment objective, policies and limitations of the Portfolio, see "Investment Objective," "Investment Policies," and "Investment Limitations" herein and in the Statement of Additional Information. For descriptions of the management of the Portfolio, see "Management of the Trust and Federated Portfolios" herein and in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management of the Trust and Federated Portfolios" and "Expenses" below.

INFORMATION ABOUT THE TRUST AND FEDERATED PORTFOLIOS
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST AND FEDERATED PORTFOLIOS

BOARD OF TRUSTEES. Each of the Trust and Federated Portfolios is managed by its Board of Trustees. The respective Trustees are responsible for managing the business affairs of the Trust and Federated Portfolios and for exercising all the powers of the Trust and Federated Portfolios except those reserved for the shareholders and investors, respectively. The Executive Committee of each Board of Trustees handles the Board's responsibilities between meetings of the Board.

A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and of the Federated Portfolios, up to and including creating a separate board of trustees. See "Management of the Trust and of Federated Portfolios" in the Statement of Additional Information for more information about the Trustees and officers of the Trust and of Federated Portfolios.

INVESTMENT ADVISER. The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, which has the same investment objective, policies, and limitations as the Fund. Federated Management (the "Adviser") is responsible for the management of the assets of the Portfolio, pursuant to an investment advisory agreement (the "Advisory Agreement") with Federated Portfolios on behalf of the Portfolio. Federated Management has delegated the daily management of the security holdings of the Portfolio to U.S. Trust Company, acting as sub-adviser.

Subject to the general guidance and policies set by the Trustees of Federated Portfolios, the Adviser provides general supervision over the investment management functions performed by U.S. Trust Company. The Adviser closely monitors U.S. Trust Company's application of the Portfolio's investment policies and strategies, and regularly evaluates U.S. Trust Company's investment results and trading practices.

The Trust, Federated Portfolios, and the Adviser each has adopted strict codes of ethics governing the conduct of all employees who manage the Fund, the Portfolio and their portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and the Portfolio's investors and must place their interests ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund and Portfolio; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.
ADVISORY FEES. For its services under the Advisory Agreement, the Adviser is entitled to receive from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to .25 of 1% of the Portfolio's average daily net assets. The Adviser has agreed to currently waive all investment advisory fees with respect to the Portfolio. This waiver may be terminated at any time. The Adviser has also undertaken to reimburse the Portfolio for operating expenses in excess of limitations established by certain states. This does not include reimbursement to the Fund of any expenses incurred by its shareholders who use the transfer agent's subaccounting facilities.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Susan M. Nason has been the Portfolio's portfolio manager since its inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992, and from 1987 until 1990 she acted as an investment analyst. Ms. Nason is a Chartered Financial Analyst and received her M.B.A. in Finance from Carnegie Mellon University.


SUB-ADVISER. Federated Management has delegated the daily management of the Portfolio's security holdings to U.S. Trust Company. U.S. Trust Company is located at 770 Broadway, New York, New York. Subject to the general guidance and policies set by the Trustees of Federated Portfolios, Federated Management closely monitors U.S. Trust Company's application of the Portfolio's investment policies and strategies, and regularly evaluates U.S. Trust Company's investment results and trading practices.


SUB-ADVISORY FEES. Pursuant to a Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Adviser and U.S. Trust Company, U.S. Trust Company makes the day-to-day investment decisions and portfolio selections for the Portfolio, consistent with the general guidelines and policies established by the Adviser and the Trustees of Federated Portfolios. For the investment management services it provides to the Portfolio, U.S. Trust Company is compensated only by the Adviser, and receives no fees directly from the Fund or the Portfolio. For its services under the Sub-Advisory Agreement, U.S. Trust Company is entitled to receive from the Adviser a fee accrued daily and paid monthly at an annual rate equal to .12 of 1% of the Portfolio's average daily net assets. U.S. Trust Company has agreed to currently waive all sub-advisory fees with respect to the Portfolio, although this waiver may be terminated at any time. U.S. Trust Company furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio.


SUB-ADVISER'S BACKGROUND. U.S. Trust Company is a state-chartered bank and trust company which provides trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency services, and personal and corporate banking. U.S. Trust Company is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation and is one of the twelve members of the New York Clearing House Association. On June 30, 1995, U.S. Trust Company's Asset Management Group had approximately $41.2 billion in assets under management. U.S. Trust Company, which has its principal offices at 114 West 47th Street, New York, New York, is a subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Company also serves as investment adviser to Excelsior Funds, Inc. (formerly known as UST Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly known as UST Master Tax-Exempt Funds, Inc.), and Excelsior Institutional Trust, all of which are registered investment companies. U.S. Trust Company also serves as investment adviser to the UST Variable Series, Inc.


It is the responsibility of U.S. Trust Company in its capacity as sub-adviser to make the day-to-day investment decisions for the Portfolio and to place the purchase and sales orders for securities transactions of the Portfolio, subject to the general supervision of Federated Management. U.S. Trust Company furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio.

Bruce Tavel, Senior Vice President, and Cyril M. Theccanat, Vice President, of U.S. Trust Company, Structured Investment Management Department, have been portfolio managers of the Portfolio since its inception and are responsible for the day-to-day management of the Portfolio.

Mr. Theccanat has been managing structured investment portfolios at U.S. Trust Company since January, 1990. Prior to this, Mr. Theccanat was a Vice President of Drexel Burnham & Lambert, and was responsible for interest rate and foreign exchange risk management. Mr. Tavel designs, develops and implements analytic procedures and services utilizing quantitative and financial information. He has over 17 years of experience in the execution of decision support systems at U.S. Trust Company and previously at Lehman Asset Management, where he was Director of Institutional Computer Services.

CERTAIN RELATIONSHIPS AND ACTIVITIES. U.S. Trust Company and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. U.S. Trust Company has informed the Portfolio that, in making investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, U.S. Trust Company will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of U.S. Trust Company, its parents or its subsidiaries or affiliates. When dealing with its customers, U.S. Trust Company, its parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by U.S. Trust Company or any such affiliate.

EXPENSES

The Fund invests through the Portfolio, which is a series of Federated Portfolios. Expenses of Federated Portfolios (of which the Portfolio bears its pro rata share) include the compensation of its Trustees who are not affiliated with the Investment Managers; governmental fees, interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, administrator, registrar or dividend disbursing agent of Federated Portfolios; insurance premiums; and expenses of calculating the net asset value of, and the net income or interests in the Portfolio.


Expenses of Federated Portfolios also include expenses connected with the execution, recording and settlement of security transactions; fees and expenses of Federated Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; and the advisory fees, if any, payable to the Adviser under the Advisory Agreement.

Holders of Fund Shares pay their allocable portion of Trust expenses. The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.


The Fund expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the Fund and Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses allocated to Shares as a class are expenses under the Fund's Shareholder Services Agreement which relate to Shares.

However, the Trustees reserve the right to allocate certain other expenses to holders of Shares as it deems appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; legal fees relating solely to Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.


DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares of the Fund to obtain certain personal services for shareholders and to maintain shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments to financial institutions under the Shareholder Services Agreement, the distributor and Federated Shareholder Services, from their own assets, may also pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services or shareholder services. The support may include participating in sales, educational and training seminars for employees of the financial institution at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such financial assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates, and not the Fund.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE TRUST


ADMINISTRATIVE SERVICES. Federated Services Company, through its subsidiary Federated Administrative Services, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company, a Pennsylvania corporation, is a subsidiary of Federated Investors and is located in Pittsburgh, Pennsylvania. Federated Services Company provides these services at an annual rate, accrued daily and paid monthly, which relates to the average aggregate daily net assets of the Fund as specified below:

        MAXIMUM                AVERAGE AGGREGATE DAILY NET
  ADMINISTRATIVE FEE                ASSETS OF THE FUND
        0.1000 of 1%                    on the first $250 million
        0.0875 of 1%                     on the next $250 million
        0.0750 of 1%                     on the next $250 million
        0.0700 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $60,000 per fund and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Shareholder Services Company, Boston, Massachusetts, a subsidiary of Federated Services Company, is transfer agent for Shares of the Fund and dividend disbursing agent for the Fund.


SERVICE PROVIDERS OF THE PORTFOLIO


Federated Shareholder Services Company serves as transfer agent and dividend disbursing agent for Federated Portfolios.

Federated Securities Corp. is the placement agent for investments in the Portfolio but receives no fee for such services.

Federated Services Company, through its subsidiary Federated Administrative Services, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolio. Federated Services Company is entitled to receive a fee from the Portfolio accrued daily and paid monthly at an annual rate of up to 0.05% of the average daily net assets of the Portfolio, subject to a minimum of $60,000 for the Portfolio (unless waived). From time to time, Federated
Services Company may waive all or a portion of the administrative fee. Federated Services Company also maintains the Portfolio's accounting records.


Federated Investors and its subsidiaries have agreed to waive fees and reimburse expenses in order to maintain total operating expenses (after waivers and reimbursements) of the Portfolio at no greater than 0.20% of average net assets for the twelve month period following January 2, 1996.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. The net asset value per share for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. Since the Fund will invest all of its Assets in the Portfolio, the value of the Fund's Assets will be equal to the value of its beneficial interest in the Portfolio.


INVESTING IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.


BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal wire funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Bond Index Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase Shares by mail, send a check made payable to Federated Bond Index Fund-- Institutional Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank, into federal funds. This is generally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. Subsequent investments must be in amounts of at least $100. The minimum initial investment in Shares is $50 if the investment is in a retirement program, for which subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST
Shares are sold at their net asset value per Share next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.

The net asset value of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) (the "Valuation Time") on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any day on which the Fund may determine its net asset value, as described above, may be referred to herein as a "Business Day."

Assets in the Portfolio which are traded on a recognized domestic exchange or are quoted on a national securities market are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on such national securities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by the Trustees of Federated Portfolios. Absent unusual circumstances, debt securities maturing in 60 days or less are valued at amortized cost. Some of the securities acquired by the Portfolio may be traded on over-the-counter markets on days which are not Business Days. In such cases, the net asset value per share of Fund Shares may be significantly affected on days when shareholders neither purchase nor redeem their shares of beneficial interest in the Fund. The Portfolio may use one or more independent pricing services in connection with the pricing of its portfolio securities.

SUBACCOUNTING SERVICES

Institutions holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Certificates for Shares of the Fund are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends equal to all or substantially all of the Fund's net investment income allocable to Shares are declared daily and paid monthly. The Fund's net income for dividend purposes consists of (i) all accrued income, whether taxable or tax-exempt, plus discount earned on the Fund's assets, less (ii) amortization of premium on such assets, accrued expenses directly attributable to the Fund and the general expenses of the Trust (e.g., legal, administrative, accounting, and Trustees' fees). Dividends and distributions will reduce the net asset value of the Fund by the amount of the dividend or distribution. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding Business Day, Shares purchased by wire begin earning dividends on the Business Day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next Business Day. Shares purchased by check begin earning dividends on the Business Day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Long-term capital gains realized by the Fund, if any, will be distributed once a year, usually in December, if the Fund's profits during that year from the sale of securities held for longer than the applicable period exceed losses during such year from the sale of securities together with any net capital losses carried forward from prior years (to the extent not used to offset short-term capital gains). Net short-term capital gains realized during the Fund's fiscal year will also be distributed during such year.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Federated Securities Corp. and consult a tax adviser.

REDEEMING INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request. TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following Business Day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as written requests, should be considered. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


WRITTEN REQUESTS


Shares may also be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and class of shares name; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each series in the Trust have equal voting rights except that in matters affecting only a particular series or class, only shares of that series or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation (e.g., to approve a change in the Fund's fundamental investment policies or limitations) and for the election of Trustees under certain circumstances. For additional information on voting by the Fund and its shareholders on matters relating to the Portfolio, see "Special Information Concerning Hub and Spoke."



Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote. Shareholders of all series of the Trust will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series of the Trust could control the outcome of these votes.

The Fund invests in the Portfolio, a series of Federated Portfolios, which is a business trust organized under the laws of the Commonwealth of Massachusetts. The interests in Federated Portfolios are divided into separate series or portfolios. Investors in each series of Federated Portfolios will vote separately or together in the same manner as shareholders of the Trust's series. Federated Portfolios' Declaration of Trust provides that the Fund and other entities investing in the Portfolio and the other series of Federated Portfolios (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the series in which they invest (and of no other series) and of the overall obligations of Federated Portfolios. However, the Trustees of the Trust believe that the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which neither the Portfolio nor Federated Portfolios are able to meet their obligations, and that neither the Fund nor its shareholders will be exposed to a material risk of liability by reason of the Fund's investment in the Portfolio.

For more information regarding the Trustees of the Trust and of Federated Portfolios, see "Management of Trust and Federated Portfolios" in the Statement of Additional Information.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------


The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, such as U.S. Trust Company. or any affiliate thereof, from sponsoring, organizing or controlling a registered, open-end investment company that is continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Based on advice of its counsel, it is the position of U.S. Trust Company that the investment sub-advisory services it performs under the Sub-Advisory Agreement with the Adviser on behalf of the Portfolio do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act. Future changes in either federal or state tatutes and regulations relating to the permissible activities of banks and their ubsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent a bank from continuing to perform all or part of the above services. If a bank were prohibited from so acting, alternative means for continuing the management of the Portfolio and the Fund would be sought. In such event, changes in the operation of the Portfolio and the Fund might occur. The Trustees of Federated Portfolios and of the Trust do not expect that investors in the Portfolio or shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.



TAX INFORMATION
--------------------------------------------------------------------------------




Each year the Trust intends to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Provided the Fund meets all income, distribution and diversification requirements of the Code, and distributes substantially all of its net investment income and realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid from the Fund. If the Fund fails to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income. Whether or not the Fund qualifies as a RIC, the Fund's distributions would generally be taxable as ordinary dividend income to shareholders. With respect to the Fund, the Portfolio in which it invests is also not expected to be required to pay any federal income or excise taxes.


Shareholders of the Fund normally will have to pay federal income taxes and any state or local taxes on the dividends and net capital gain distributions, if any, they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to Fund shareholders as ordinary income for federal income tax purposes. Distributions of net capital gains are taxable to Fund shareholders as long-term capital gains without regard to the length of time the Fund shareholders have held their Shares. Dividends and distributions, if any, paid to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional Shares of the Fund.

Dividends declared in October, November or December of any year payable to Fund shareholders of record on a specified date in such months will be deemed to have been received by Fund shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

At the end of each calendar year, each Fund shareholder receives information for tax purposes on the dividends and other distributions received during that calendar year, including the portion thereof taxable as ordinary income, the portion taxable as long-term capital gains, the portion (if any) which constitutes a return of capital (which is generally free of tax but results in a basis reduction), and the amount of dividends (if any) which may qualify for the dividends-received deduction for corporations.


In general, any gain or loss realized upon a taxable disposition of Shares of the Fund by a shareholder that holds such Shares as a capital asset will be treated as a long-term capital gain or loss if the Shares have been held for more than 12 months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of Shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those Shares. Any loss realized upon a disposition of Shares may also be disallowed under rules relating to wash sales.


The Fund may be required to withhold federal income tax at the rate of 31% from all taxable distributions and redemption proceeds payable to shareholders who do not provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Such withholding is not an additional tax. Any amounts withheld may be credited against the Fund shareholder's federal income tax liability.


Under current law, neither the Trust, as a business trust, nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund continues to qualify as a "regulated investment company" under the Code.

The foregoing discussion is intended for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state and local laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Fund is sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $5,000.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses; however, Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Fund. This, plus other expense differences between Institutional Shares and Institutional Service Shares, may affect the performance of each class.


To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-245-4270.

MISCELLANEOUS
--------------------------------------------------------------------------------

The Fund's Statement of Additional Information bears the same date as this prospectus and contains more detailed information about the Fund and the Portfolio, including information related to (i) investment policies and restrictions of the Fund and the Portfolio, (ii) Trustees and officers of the Trust and of Federated Portfolios, (iii) portfolio transactions and any brokerage commissions, (iv) rights and liabilities of shareholders of the Trust and investors in Federated Portfolios, (v) additional performance information, including a description of the Fund's calculation of yield and total return, and
(vi) determination of the net asset value of Shares of the Fund.


In addition, the Fund's Statement of Additional Information contains financial statements of Excelsior Institutional Bond Index Fund, a series of Excelsior Institutional Trust, and Bond Market Portfolio, a series of St. James Portfolios for their fiscal year ended May 31, 1995 (audited) and the six months ended November 30, 1995 (unaudited). Excelsior Institutional Bond Index Fund invested all of its investable assets in Bond Market Portfolio until December 29, 1995, at which point it withdrew its assets and invested them in the Portfolio. Like the Fund and the Portfolio, Excelsior Institutional Bond Index Fund and Bond Market Portfolio operated in a Hub and Spoke structure. Their financial information is included since they have the same investment objective and policies as the Fund and Portfolio, the Portfolio succeeded to the financial history and performance of Bond Market Portfolio, and the Fund and Excelsior Institutional Bond Index Fund both are SpokeSM funds of the Portfolio. In this regard, the performance of Excelsior Institutional Bond Index Fund is as follows: cumulative total return for the period from inception (July 11, 1994) to May 31, 1995 was 11.03%; the average annual total return for the twelve months ended November 30, 1995 was 16.76%, and for the period from the date of inception to November 30, 1995 was 12%. The 30-day yields for the periods ended May 31, 1995 and November 30, 1995 were 6.74%, and 6.45%, respectively.
Of course, past performance is not indicative of future performance.


ADDRESSES
--------------------------------------------------------------------------------

Federated Bond Index Fund
                    Institutional Shares                                     Federated Investors Tower
                                                                             Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------


Distributor for Federated Bond Index Fund
and Placement Agent for
Bond Index Portfolio
                    Federated Securities Corp.                               Federated Investors Tower
                                                                                 Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser for Bond Index Portfolio
                    Federated Management                                     Federated Investors Tower
                                                                             Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------


Sub-Adviser for Bond Index Portfolio
                    United States Trust Company of New York                  114 West 47th Street
                                                                             New York, New York 10036

-----------------------------------------------------------------------------------------------------------------------

Custodian for Federated Bond Index Fund
                    State Street Bank and Trust Company                      P.O. Box 8600
                                                                             Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Custodian for Bond Index Portfolio
                    Investors Bank and Trust Company                         79 Milk Street
                                                                             7th Floor
                                                                             Boston, Massachusetts 02205
-----------------------------------------------------------------------------------------------------------------------

Administrator
                    Federated Services Company                               Federated Investors Tower
                                                                             Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------


Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                   P.O. Box 8600
                                                                             Boston, Massachusetts 02266-8600

-----------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Ernst & Young LLP                                        One Oxford Centre
                                                                             Pittsburgh, Pennsylvania 15219
-----------------------------------------------------------------------------------------------------------------------


FEDERATED BOND
INDEX FUND
INSTITUTIONAL SHARES
PROSPECTUS
An Open-End, Diversified Management
Investment Company


Prospectus dated March 5, 1996


[LOGO] FEDERATED SECURITIES CORP.
       ---------------------------------------------
       Distributor
       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PENNSYLVANIA 15222-3779


       G01556-02-IS (3/96)
       Cusip 313909103




                         FEDERATED BOND INDEX FUND
                (A PORTFOLIO OF FEDERATED INVESTMENT TRUST)
                           INSTITUTIONAL SHARES
                       INSTITUTIONAL SERVICE SHARES
                    STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information relates to the Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). The Shares represent interests in a diversified portfolio of securities of Federated Bond Index Fund (the "Fund"), a portfolio of Federated Investment Trust (the "Trust"). This Statement of Additional Information should be read with the respective prospectuses for Institutional Shares and Institutional Service Shares dated March 5, 1996. This Statement is not a prospectus itself. You may request a copy of either prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-245-4270. Terms used but not defined herein, which are defined in the prospectus, are used herein as defined in the prospectus.


   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                         Statement date March 5, 1996

FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS


INVESTMENT OBJECTIVE AND POLICIES1


 Asset-Backed Securities         1

 Bank Obligations                1
 Commercial Paper                2
 Lending of Portfolio Securities 2
 Variable Rate and Floating
  Securities                     3
 Participation Interests         3
 Illiquid Securities             3
 Unsecured Promissory Notes      4
 Repurchase Agreements and Reverse
  Repurchase Agreements          4
 Guaranteed Investment Contracts 4
 When-Issued Securities          5
 Zero Coupon Obligations         5
 Futures Contracts and Options on
    Futures Contracts            5
 Options on Securities           7
 Options on Securities Indicies  9
 Short Sales "Against the Box"   9
 Certain Other Obligations       9
 Rating Services                10
 Portfolio Turnover             10
 Investment Limitations         10
MANAGEMENT  OF THE TRUST AND
FEDERATED PORTFOLIOS            12


 The Funds                      16
 Fund Ownership                 17
 Trustee Liability              17
 Trustees' Compensation         17
INVESTMENT ADVISORY AND SUB-ADVISORY
SERVICES                        18

 Adviser and Sub-Adviser to the
  Portfolio                     18


BROKERAGE TRANSACTIONS          18

OTHER SERVICES                  19

 Trust Administration           19
 Custodian and Portfolio
  Recordkeeper                  19
 Transfer Agent And Dividend
  Disbursing Agent              20
 Independent Auditors           20
PURCHASING SHARES               20

 Distribution Plan (Institutional
  Service Shares only) and
  Shareholder Services Agreement20
 Conversion To Federal Funds    20
DETERMINING NET ASSET VALUE     20

 Determining Market Value of
  Securities                    20
REDEEMING SHARES                21

 Redemption in Kind             21
MASSACHUSETTS PARTNERSHIP LAW   22

TAX STATUS                      22

 The Fund's Tax Status          22
 Taxation of the Portfolio      22
 Taxation of Fund Distributions 23
 Other Taxation                 23
TOTAL RETURN                    23


YIELD                           23

PERFORMANCE COMPARISONS         24

DESCRIPTION OF FEDERATED PORTFOLIOS
                                24

 Beneficial Interests           24
 Service Providers              25
ABOUT FEDERATED INVESTORS       26

 Mutual Fund Market             26


FINANCIAL STATEMENTS            28

 Federated Bond Index Fund      29
 Report of Ernst & Young LLP    30
 Excelsior Institutional Bond Index
  Fund                          31
 Report of Ernst & Young LLP    39
 Bond Market Portfolio          40

REPORT OF PRICE WATERHOUSE LLP  53

APPENDIX                        54


INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and Portfolio is described in the prospectus. There can, of course, be no assurance that the Fund or the Portfolio will achieve its investment objective.
The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio. The Fund may withdrawal its investment from the Portfolio at any time if the Board of Trustees of the Trust ("Trustees") determines that it is in the best interests of the Fund to do so.
Since the investment characteristics of the Fund correspond directly to those of the Portfolio, the following supplements the discussions of the various investments of and techniques employed by the Portfolio set forth in the prospectus of the Fund.
Unless indicated otherwise, the investment objectives and policies of the Fund may be changed by the Boards of Trustees of the Trust and of Federated Portfolios without the approval of the Fund's shareholders. Likewise, the investment objective and policies of the Portfolio may be changed by the Board of Trustees of Federated Portfolios without the approval of the Portfolio's investors, such as the Fund. Fund shareholders will be notified before any material change becomes effective.

ASSET-BACKED SECURITIES
Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans.
The Portfolio may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans.


These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.
The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.
Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivable to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.



BANK OBLIGATIONS
Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.
Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit ("CDs") and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.
Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.
In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.
COMMERCIAL PAPER
Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under an agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.
The Portfolio may purchase three types of commercial paper, as classified by exemption from registration under the 1933 Act. The three types include open market, privately placed, and letter of credit commercial paper.


Trading of such commercial paper is conducted primarily by institutional investors through investment dealers or directly through the issuers. Individual investor participation in the commercial paper market is very limited.
OPEN MARKET. "Open market" commercial paper refers to the commercial paper of any industrial, commercial, or financial institution which is openly traded, including directly issued paper. "Open market" paper's 1933 Act exemption is under Section 3(a)(3) which limits the use of proceeds to current transactions, limits maturities to 270 days and requires that the
paper contain no provisions for automatic rollovers.   PRIVATELY PLACED.
"Privately placed" commercial paper relies on the exemption from registration provided by Section 4(2) of the 1933 Act, which exempts transactions by an issuer not involving any public offering. The commercial paper may only be offered to a limited number of accredited investors. "Privately placed" commercial paper has no maturity restriction and may be considered illiquid. See "Illiquid Securities" below. LETTER OF CREDIT. "Letter of credit" commercial paper is exempt from registration under
Section 3(a)(2) of the 1933 Act. It is backed by an irrevocable or unconditional commitment by a bank to provide funds for repayment of the notes. Unlike "open market" and "privately placed" commercial paper, "letter of credit" paper has no limitations on purchasers.
LENDING OF PORTFOLIO SECURITIES
The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by either investing the cash collateral in short-term securities subject to payment of a rebate fee to the borrower or obtaining a fee from the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time subject to prior notice; (iv) the Portfolio must receive a reasonable return on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value;
(v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the loaned securities were to occur, the Portfolio would terminate the loan and regain the right to vote the securities.
VARIABLE RATE AND FLOATING SECURITIES

The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations which are not so rated only if its Investment Managers determine that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Investment Managers will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Portfolio. The Portfolio will not invest more than 15% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Limitations" below.



PARTICIPATION INTERESTS

The Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Investment Managers of the Portfolio must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions or to maintain or improve the quality of its investment portfolio. The Portfolio will not invest more than 15% of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. Currently, the Portfolio does not intend to invest more than 5% of its net assets in participation interests during the current year. See "Investment Limitations" below.



ILLIQUID SECURITIES
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.
The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.
The Investment Managers will monitor the liquidity of Rule 144A securities for the Portfolio under the supervision of the Trustees of Federated Portfolios. In reaching liquidity decisions, the Investment Managers will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers and other potential purchasers wishing to purchase or sell the security, (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
UNSECURED PROMISSORY NOTES

The Portfolio also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Portfolio's investment objective and policies. The Portfolio will invest no more than 15% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Portfolio cannot exercise the demand feature described above and as to which there is no secondary market). Currently, the Portfolio does not intend to invest any of its assets in unsecured promissory notes during the coming year. See "Investment Limitations" below.



REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS
Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the Federal Reserve System or a member firm of the New York Stock Exchange or a subsidiary thereof) at an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or government agency issues. Under the Investment Company Act of 1940 (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. The Portfolio's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although the Portfolio may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Portfolio are fully collateralized, with such collateral being marked to market daily. The Portfolio may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. GUARANTEED INVESTMENT CONTRACTS
The Portfolio may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits guaranteed interest to the Portfolio. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because the Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in the Portfolio which are not readily marketable, will not exceed 15% of the Portfolio's net assets. The term of a GIC will be 13 months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand. Currently, the Portfolio intends to invest 5% or less of its net assets in GICs during the current year.
WHEN-ISSUED SECURITIES
The Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that under normal circumstances, the Portfolio would take delivery of such securities. Prior to committing to the purchase of a security on a when-issued or on a forward delivery basis, the Portfolio will establish procedures consistent with the relevant policies of the SEC. Those policies currently recommend that an amount of the Portfolio's assets equal to the amount of the purchase commitment be held aside or segregated to be used to pay for the commitment. Therefore, the Portfolio expects always to have cash, cash equivalents, or high quality debt securities sufficient to cover any purchase commitments or to limit any potential risk. Although the Portfolio does not intend to make such purchases for speculative purposes and intends to adhere to SEC policies, purchases of securities on a when-issued or forward delivery basis may involve additional risks than other types of securities purchases. For example, the Portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if the Portfolio determines it is advisable as a matter of investment strategy to sell the when-issued or forward delivery securities, the Portfolio would be required to meet its obligations from its then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or forward delivery securities themselves (which may have a value greater or less than the Portfolio's payment obligation). When the Portfolio engages in when-issued or forward delivery transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.
ZERO COUPON OBLIGATIONS



The Portfolio may acquire zero coupon obligations when consistent with its investment objectives and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since interest income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, the Portfolio, which is required for tax purposes to distribute to its investors a certain percentage of its income, may have to sell other securities to distribute the income prior to maturity of the zero coupon obligation.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
GENERAL. The successful use of such instruments by the Portfolio may depend in part upon the Investment Managers' skill and experience with respect to such instruments. Should interest rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities will not be perfect and could produce unanticipated losses.
FUTURES CONTRACTS. The Portfolio may enter into contracts for the purchase or sale for future delivery of securities, or contracts based on financial indices. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. The Portfolio may also enter into futures contracts which are based on fixed income securities issued by entities other than the U.S. Government, including corporate debt securities, or contracts based on financial indices including any index of U.S. Government securities, or corporate debt securities.
At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.
At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written. Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.
The purpose of the acquisition or sale of a futures contract, in the case where the Portfolio holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest rates without actually buying or selling fixed-income securities. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.
Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.
The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Investment Managers may still not result in a successful transaction.
In addition, futures contracts entail risks. Although the Investment Managers believe that use of such contracts will benefit the Portfolio, if the judgment of the Investment Managers about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held by it and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.
Options on Futures Contracts. The Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.
The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.
The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.
The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.
The Trustees of Federated Portfolios have adopted the requirement that futures contracts and options on futures contracts be used either (i) as a hedge without regard to any quantitative limitation, or (ii) for other purposes to the extent that immediately thereafter the aggregate amount of initial margin deposits on all (non-hedge) futures contracts of the Portfolio and premiums paid on outstanding (non-hedge) options on futures contracts owned by the Portfolio do not exceed 5% of the market value of the net assets of the Portfolio. In addition, the aggregate market value of the outstanding futures contracts purchased by the Portfolio may not exceed 50% of the market value of the total assets of the Portfolio. Neither of these restrictions will be changed by the Trustees without considering the policies and concerns of the various applicable federal and state regulatory agencies.
OPTIONS ON SECURITIES
The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options"). However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.
When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.
When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the


Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.
The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.
When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the closing bid price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.
The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.
The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.


The Portfolio has adopted certain other non-fundamental policies concerning option transactions which are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986 (the "Code") for the Fund's qualification as a regulated investment company.
The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.
The Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Investment Managers will monitor the creditworthiness of dealers with whom the Portfolio enters into such option transactions, under the general supervision of the Trustees of Federated Portfolios.


OPTIONS ON SECURITIES INDICES
In addition to options on securities, the Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described under "Options on Securities."
Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if its Investment Managers believe the option can be closed out.
Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless its Investment Managers believe the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.
Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Investment Managers may be forced to liquidate portfolio securities to meet the Portfolio's settlement obligations.
SHORT SALES "AGAINST THE BOX"
In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."
In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, the Portfolio maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position.
The Portfolio will not engage in short sales against the box for investment purposes. The Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes or for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount the Portfolio owns. There are certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.
As a non-fundamental operating policy, not more than 40% of the Portfolio's total assets would be involved in short sales against the box.


CERTAIN OTHER OBLIGATIONS

In order to allow for the investments in new instruments that may be created in the future, upon supplementing this registration statement, the Portfolio may invest in obligations other than those listed previously, provided such investments are consistent with the investment objectives, policies and limitations of the Portfolio and the Fund.

RATING SERVICES
Ratings represent the opinions of rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that the ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Investment Managers also make their own evaluations of these securities, subject to review by the Trustees of Federated Portfolios. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to dispose of the obligation, but its Investment Managers will consider such an event in their determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in prospectus is set forth in the Appendix to this Statement of Additional Information.
PORTFOLIO TURNOVER
Although the Portfolio is managed to reflect the composition of the Aggregate Bond Index, the Portfolio may sell securities irrespective of how long such securities have been held. Ordinarily, securities will be sold from the Portfolio only to reflect certain administrative changes in the Lehman Brothers Aggregate Bond Index (including mergers or changes in its composition) or to accommodate cash flows into and out of the Portfolio while maintaining the similarity of its portfolio to its benchmark index. The Portfolio may sell a portfolio investment immediately after its acquisition if the Investment Managers believe that such a disposition is consistent with the investment objective of the Portfolio. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.
The annual portfolio turnover rate for the Portfolio is not expected to exceed 100%. A rate of 100% indicates that the equivalent of all of the Portfolio's assets have been sold and reinvested in a calendar year. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio and ultimately by the investors in the Portfolio. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes.
Except as may be required to ensure satisfaction of certain tests applicable to regulated investment companies under the Code, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. The Portfolio may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Portfolio's portfolio turnover rate may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Portfolio to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. Portfolio trading is engaged in for the


Portfolio if its Investment Managers believe that a transaction net of costs (including custodian charges) will help achieve the Portfolio's investment objective.

Except as stated otherwise, all investment policies and limitations described herein are non-fundamental, and may be changed without prior shareholder approval.

INVESTMENT LIMITATIONS

The following investment limitations are "fundamental policies" of the Fund and the Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act and as used in this Statement of Additional Information and in the prospectus means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy, or
(ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio).

Because the Fund invests through the Portfolio, shareholders should be aware that fundamental policies of the Portfolio may not be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, i.e., the holders of the beneficial interests of the Portfolio.


Whenever the Fund is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.
With respect to each fundamental investment restriction and each non-fundamental investment policy listed below, if a percentage restriction (other than a restriction as to borrowing) or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in such percentage resulting from changes in the Portfolio's total assets or the value of the Portfolio's securities, or a later change in the rating of a portfolio security, will not be considered a violation of the relevant restriction or policy.
As a matter of fundamental policy , the Portfolio (or the Fund) may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end management investment company with substantially the same investment objective and policies as the Fund):
(1) borrow money or mortgage or hypothecate assets of the Portfolio (or the Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (or Fund's) assets (including such borrowing) less liabilities (not including such borrowing), it may borrow money, enter into reverse repurchase agreements, and purchase when-issued securities, and except that it may pledge, mortgage or hypothecate its assets to secure such borrowings, reverse repurchase agreements, or when-issued securities, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction, and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.
The Fund will not purchase securities while borrowings exceed 5% of the Portfolio's (or Fund's) total assets;
(2) underwrite securities issued by other persons except insofar as Federated Portfolios or the Portfolio (or the Trust or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;
(3) make loans to other persons except (a) through the lending of the Portfolio's (or Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (or Fund's) total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations, or (c) by purchasing debt securities of types distributed publicly or privately;
(4) purchase or sell real estate (including limited partnership interests in partnerships substantially all of whose assets consist of real estate but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (Federated Portfolios (or the Trust) may hold and sell, for the Portfolio's (or Fund's) portfolio, real estate acquired as a result of the Portfolio's (or Fund's) ownership of securities);
(5) invest 25% or more of its assets in any one industry (excluding U.S. Government securities), unless the bonds issued by companies in a single industry were to comprise 25% or more of Lehman Brothers Aggregate Bond Index, in which case the Portfolio (or Fund) will invest 25% or more of its assets in that industry; or
(6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.
State and Federal Restrictions. In order to comply with certain state and federal statutes and policies, the Portfolio (or Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its investable assets in an open-end management investment company with substantially the same investment
objective and policies as the Fund):    (i)  purchase any security or
evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;
(ii)  invest for the purpose of exercising control or management;
(iii) purchase securities issued by any other investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (or Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (or Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (or Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (or Fund);


(iv) purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (or Fund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option
contracts shall not be subject to this restriction;    (v)  purchase or
retain in the Portfolio's (or Fund's) portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of Federated Portfolios (or the Trust), or is an officer or partner of the Adviser or U.S. Trust Company, if after the purchase of the securities of such issuer for the Portfolio (or Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all
taken at market value;   (vi)  invest more than 5% of the Portfolio's (or
Fund's) net assets in warrants (valued at the lower of cost or market), but not more than 2% of the Portfolio's (or Fund's) net assets may be invested in warrants not listed on the New York Stock Exchange or the American Stock Exchange; (vii) make short sales of securities or maintain a short position (excluding short sales if the Portfolio (or Fund) owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of equivalent kind and amount) if such short sales represent more than 25% of the Portfolio's (or Fund's) net assets (taken at market value); provided, however, that the value of the Portfolio's (or Fund's) short sales of securities (excluding U.S. Government securities) of any one issuer may not be greater than 2% of the value (taken at market value) of the Portfolio's


(or Fund's) net assets or more than 2% of the securities of any class of any issuer;
(viii) enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its net assets would be so invested;
(ix) purchase puts, calls, straddles, spreads or any combination thereof, if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the Portfolio's (or Fund's) total assets;
(x) invest more than 10% of Portfolio's (or Fund's) total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees of Federated Portfolios or the Trust; or
(xi) invest more than 5% of the value of Portfolio's (or Fund's) total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. Policies (i) through (xi) above may be changed by the Board of Trustees of Federated Portfolios or the Trust without investor or shareholder approval.

MANAGEMENT OF THE TRUST AND FEDERATED PORTFOLIOS


Officers and Trustees of the Trust are listed with their addresses, birthdates, principal occupations during the past five years, and present positions, including any affiliation with Federated Management, Federated Investors, Federated Securities Corp., Federated Administrative Services, Federated Shareholder Services, Federated Shareholder Services Company,


Federated Services Company, and the Funds, as defined below. The officers and Trustees of the Trust also serve in the same capacities as officers and Trustees of Federated Portfolios.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.



James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.




Peter E. Madden
70 Westcliff Road
Weston, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.




Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.





Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer

Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.





John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the 1940 Act.

@ Member of both the Trust's and Federated Portfolio's Executive Committee. The Executive Committee of a Board of Trustees handles the responsibilities of the Trustees between meetings of the Board.

THE FUNDS

     As used in the table above, "The Funds" and "Funds" mean the following investment companies: Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI


     Funds; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Exchange Fund, Ltd.; Federated Fund for U.S. Government Securities Inc.; Federated GNMA Trust; Federated Government Trust; Federated High Income Securities Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash


     Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares. TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. See "Description of Federated Portfolios" below for a description of Trustee liability.
TRUSTEES' COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST/FEDERATED    TRUST/           FROM FUND COMPLEX +
PORTFOLIOS        FEDERATED
                 PORTFOLIOS*



John F. Donahue,     $ 0            $0 for the Trust, Federated
Portfolios, and
Chairman and Trustee                54 other investment companies in the
Fund Complex


J. Christopher Donahue,             $0  $0 for the Trust, Federated
Portfolios, and
President and Trustee               16 other investment companies in the
Fund Complex
Thomas G. Bigley,++  $ 0            $86,331 for the Trust, Federated
Portfolios,  and
Trustee                             54 other investment companies in the
Fund Complex
John T. Conroy, Jr., $ 0            $115,760 for the Trust, Federated
Portfolios,  and
Trustee                             54 other investment companies in the
Fund Complex
William J. Copeland, $ 0            $115,760 for the Trust, Federated
Portfolios,  and
Trustee                             54 other investment companies in the
Fund Complex
James E. Dowd,       $ 0            $115,760 for the Trust, Federated
Portfolios,  and
Trustee                             54 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.,            $ 0 $104,898 for the Trust, Federated
Portfolios,  and
Trustee                             54 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.,            $ 0 $115,760 for the Trust, Federated
Portfolios,  and
Trustee                             54 other investment companies in the
Fund Complex


Peter E. Madden,     $ 0            $104,898 for the Trust, Federated
Portfolios,  and
Trustee                             54 other investment companies in the
Fund Complex
Gregor F. Meyer,     $ 0            $104,898 for the Trust, Federated
Portfolios,  and
Trustee                             54 other investment companies in the
Fund Complex
John E. Murray, Jr., $ 0            $104,898 for the Trust, Federated
Portfolios,  and
Trustee                             54 other investment companies in the
Fund Complex
Wesley W. Posvar,    $ 0            $104,898 for the Trust, Federated
Portfolios,  and
Trustee                             54 other investment companies in the
Fund Complex
Marjorie P. Smuts,   $ 0            $104,898 for the Trust, Federated
Portfolios,  and
Trustee                             54 other investment companies in the
Fund Complex


*As of the date of this Statement of Additional Information, neither the Trust nor Federated Portfolios (each of which consists of one portfolio) has paid any fees to the Trustees.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through


September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY SERVICES

ADVISER AND SUB-ADVISER TO THE PORTFOLIO
The Portfolio's investment adviser is Federated Management (the "Adviser"), a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John
F. Donahue, his wife, and his son, J. Christopher Donahue. For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.
The Adviser has contracted to U.S. Trust Company the responsibility to make the day-to-day investment decisions for the Portfolio and to place the purchase and sales orders for securities transactions of the Portfolio, subject in all cases to the general supervision of the Adviser. U.S. Trust Company furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio.
The Advisory Agreement and the Sub-Advisory Agreement will continue in effect with respect to the Portfolio as long as such continuance is specifically approved at least annually by the Trustees of Federated Portfolios or by a majority vote of the investors in the Portfolio (with the vote of each being in proportion to the respective values of their investments) and, in either case, by a majority of the Trustees of Federated Portfolios who are not parties to the Advisory Agreement, the Sub-Advisory Agreement, as the case may be, or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement or Sub-Advisory Agreement. The Advisory Agreement and the Sub-


Advisory Agreement were both approved by the Trustees of Federated
Portfolios on
October 3, 1995. The Adviser, U.S. Trust Company, and administrator have agreed to waive certain fees.

The Advisory Agreement and Sub-Advisory Agreement provide that the Adviser and U.S. Trust Company may render services to others, and each agreement is terminable by the Portfolio without penalty on not more than 60 days' nor less than 30 days' written notice when authorized either by majority vote of the Fund and the other investors in the Portfolio (with the vote of each being in proportion to the amount of its investment), or by a vote of a majority of the Trustees of Federated Portfolios, or by the Adviser or U.S. Trust Company on not more than 60 days' nor less than 30 days' written notice. The Advisory Agreement and Sub-Advisory Agreement each will automatically terminate in the event of its assignment. The Advisory Agreement and the Sub-Advisory Agreement provide that neither the Adviser, U.S. Trust Company, nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment, or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory and Sub-Advisory Agreements.

STATE EXPENSE LIMITATIONS
The Adviser, if required by applicable state law, shall reimburse the Fund or waive all or part of its fees up to, but not exceeding, its investment advisory fees from the Portfolio. Such reimbursement, if required, will be equal to the combined aggregate annual expenses of the Fund and the Portfolio which exceed that expense limitation with the lowest threshold prescribed by any state in which the Fund is qualified for offer or sale. Management of each of the Trust and Federated Portfolios has been advised that the lowest such threshold currently in effect is 2 1/2% of net assets up to $30,000,000, 2% of the next $70,000,000 of net assets and 1 1/2% of net assets in excess of that amount.
This arrangement is not part of the Advisory Agreement and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

The Portfolio's purchase and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Portfolio does not anticipate paying brokerage commissions in such transactions. Purchases and sales of the Portfolio's portfolio securities will usually be principal transactions without brokerage commissions. Any transactions for which the Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price.
     Allocations of transactions, including their frequency, to various dealers is determined by the Investment Managers in their best judgment and in a manner deemed to be in the best interest of the investors in the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.
The Advisory and Sub-Advisory Agreements provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Managers will seek to obtain the best net price and the most favorable execution. The Investment Managers shall consider factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.
In addition, the Advisory and Sub-Advisory Agreements authorize the Investment Managers, to the extent permitted by law and subject to the review of Federated Portfolio's Trustees, to cause the Portfolio to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Managers determine in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Managers to the accounts as to which they exercise investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries, of groups of regional stocks and their comparative earnings, or broad overviews of the stock market and the economy. Such services might also include reports on global, regional, and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing and expected interest rates, and the outlook for currency relationships.
Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Managers and does not reduce the investment advisory fees (if any) payable by the Portfolio. Such information may be useful to the Investment Managers in serving the Portfolio and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Managers in carrying out their obligations to the


Portfolio.     Investment decisions for the Portfolio will be made
independently from those for any other account or investment company that is or may in the future become managed by its Investment Managers or any of their affiliates. If, however, the Portfolio and other investment companies or accounts managed by the same investment manager are contemporaneously engaged in the purchase or sales of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the same Investment Managers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Furthermore, in certain circumstances affiliates of the Investment Managers whose investment portfolios are managed internally, rather than by the Investment Managers, might seek to purchase or sell the same type of investments at the same time as the Portfolio. Such an event might also adversely affect the Portfolio.
OTHER SERVICES

For information regarding the service providers of Federated Portfolios, see "Description of Federated Portfolios-Service Providers" in this Statement of Additional Information.
TRUST ADMINISTRATION

Federated Services Company, through its subsidiary Federated Administrative Services ("FAS"), provides administrative personnel and services to the Fund for a fee as described in the prospectus.



CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the cash and securities of the Fund.
Federated Services Company has contracted on behalf of its subsidiaries (including FAS) to maintain the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company, a subsidiary of Federated Services Company, serves as transfer agent and dividend disbursing agent for the Fund. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectus under "Investing in Institutional Shares" or "Investing in Institutional Service Shares." DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
With respect to the Institutional Service Shares class of the Fund, by adopting the Distribution Plan, the Trustees of the Trust expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.


DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the respective prospectuses.
DETERMINING MARKET VALUE OF SECURITIES
Portfolio securities are valued on the basis of market quotations when they are readily available. The Portfolio values mortgage-backed and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Trustees of Federated Portfolios, on the basis of valuations provided either by dealers or a pricing service. Absent unusual circumstances, debt securities having a remaining maturity of sixty days or less when purchased, and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less, are valued at cost adjusted for amortization of premium and accretion of discounts.
Interest rate futures contracts held by the Portfolio are valued on the basis of closing market quotations, which are normally available daily. When market quotations are not readily available, the fair value of these contracts will be determined in good faith utilizing procedures approved by the Trustees of Federated Portfolios.

A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Board of Trustees of Federated Portfolios. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Portfolio could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include:
(i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and
(iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the securities, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.
Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Business Day. As of the Valuation Time on each such day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction
(i) the numerator of which is the value of such investor's investment in the Portfolio as of the Valuation Time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day, and
(ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Valuation Time on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the Valuation Time on the following Business Day adjusted for any additions or reductions which are to be effected on that following day.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Institutional Shares" and "Redeeming Institutional Service Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000. REDEMPTION IN KIND
The Fund is obligated to redeem Shares solely in cash up to $250,000 or 1% of the respective class net asset value, whichever is less, for any one shareholder within a 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees of the Trust and of Federated Portfolios determine that further cash payments will have a material adverse effect on the remaining Fund shareholders and Portfolio investors. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees of the Trust and of Federated Portfolios deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
Although the Fund intends to redeem shares in cash, the Fund and the Portfolio reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities. To the extent available, such securities will be readily marketable.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
See "Description of Federated Portfolios" below for a description of Massachusetts partnership law and investor liability with respect to an investment in Federated Portfolios.


TAX STATUS

THE FUND'S TAX STATUS
Each series of the Trust is treated as a separate entity for federal income tax purposes under the Code. The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code (a "RIC") by meeting all applicable requirement of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of the Fund's distributions, and the composition and holding period of the Fund's portfolio assets. Because the Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes. If the Fund fails to qualify as a RIC in any year, the Fund would incur a regular corporate federal income tax upon its taxable income. Whether or not the Fund qualifies as a RIC, the Fund's distributions would generally be taxable as ordinary dividend income to shareholders.

The Trust anticipates that under interpretations of the Internal Revenue Service, (1) the Portfolio will be treated for federal income tax purposes as a partnership and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.



Any Fund distribution or any distribution of net capital gains or net short-term capital gains will have the effect of reducing the per share net asset value of Shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the Shares and then effectively receive a portion of the purchase price back as a taxable distribution.
Any investment by the Portfolio in zero coupon bonds, certain securities purchased at a market discount, and similar instruments will cause the Portfolio to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.
The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to investors.
TAXATION OF THE PORTFOLIO
The Trust anticipates that the Portfolio will be treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Fund must take into account, in computing its federal income tax liability, its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.
TAXATION OF FUND DISTRIBUTIONS
Dividends from ordinary income and any distributions from net short-term capital gains are taxable to Fund shareholders as ordinary income for federal income tax purposes and will not be eligible for the dividends received deduction available to corporations. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to Fund shareholders as long-term capital gains without regard to the length of time the shareholders have held their Shares. Distributions are taxable as described above whether paid in cash or reinvested in additional Shares. Fund shareholders will be notified annually as to the federal tax status of distributions.
Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must, and intends to, distribute during each calendar year substantially all of its ordinary income for that year and substantially all of its capital gain in excess of its capital losses for that year, plus any undistributed ordinary income and capital gains from previous years. For this and other purposes, the Fund dividend will be treated as paid on December 31 if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxable to shareholders for the taxable year in which that December 31 falls.

Withdrawals by the Fund from the Portfolio generally will not result in the Fund recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the basis of the Fund's interest in the Portfolio prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of the Portfolio's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of the Fund's interest in the Portfolio generally equals the amount of cash and the basis of any property that the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio and the amount of any cash distributions and the basis of any property distributed from the Portfolio.

OTHER TAXATION
The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a RIC for federal income tax purposes.
The Portfolio is organized as a series of Federated Portfolios, a business trust organized under the laws of the Commonwealth of Massachusetts. The Portfolio is not subject to any income or franchise tax in the Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the Commonwealth of Massachusetts.
Fund shareholders may be subject to state and local taxes on Fund distributions to them by the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.
TOTAL RETURN

The average annual total return all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional Shares, assuming the reinvestment of all dividends and distributions.
YIELD

The yield for all classes of shares of the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of any class of Shares on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a class of Shares, performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of each class of Shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the Portfolio is invested;
   o changes in interest rates and market value of portfolio securities;


   o changes in the expenses of the Portfolio, the Fund, or either class of Shares; and
   o various other factors.
A class of Shares' performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and net asset value per Share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various categories by making competitive calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general bond funds" category in advertising and sales literature.

   o LEHMAN BROTHERS AGGREGATE BOND INDEX which is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on monthly reinvestment of dividends over a specified period of time.
DESCRIPTION OF FEDERATED PORTFOLIOS

BENEFICIAL INTERESTS
The Bond Index Portfolio is a series of Federated Portfolios, which is organized as a trust having separate series under the laws of the Commonwealth of Massachusetts. Under the Declaration of Trust, the Trustees are authorized to issue beneficial interests in one or more series. Currently, there is one portfolio of Federated Portfolios, the Bond Index Portfolio. Investors in a portfolio will be held personally liable for the obligations and liabilities of that portfolio (and of no other portfolio) and Federated Portfolios, subject, however, to indemnification by Federated Portfolios in the event that there is imposed upon an investor any liability or obligation of the Portfolio or Federated Portfolios. The Declaration of Trust also provides that Federated Portfolios may maintain appropriate insurance for the protection of Federated Portfolios, its Trustees, officers, employees and agents, and covering possible tort and other liabilities. The risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which the Portfolio or Federated Portfolios are unable to meet their obligations. Investors in a portfolio are entitled to participate pro rata in distributions of taxable income, loss, gain and credit of their respective portfolio only. Upon liquidation or dissolution of a portfolio, investors are entitled to share pro rata in the portfolio's (and no other portfolio's) net assets available for distribution to its investors.


Federated Portfolios reserves the right to create and issue additional portfolios of beneficial interests, in which case the beneficial interests in each new portfolio would participate equally in the earnings, dividends and assets of that portfolio (and of no other portfolio). Investments in a portfolio have no preference, preemptive, conversion or similar rights and are fully paid and nonassesable, except as set forth below. Investments in a portfolio may not be transferred.
Each investor of Federated Portfolios is entitled to a vote in proportion to the amount of its investment in each portfolio. Investors in a portfolio do not have cumulative voting rights, and a plurality of the aggregate beneficial interests in all outstanding series of Federated Portfolios may elect all of the Trustees if they choose to do so and in such event other investors would not be able to elect any Trustees. Investors in each portfolio will vote as a separate class except as to voting for the election or removal of Trustees, the termination of Federated Portfolios, as otherwise required by the 1940 Act, or if the matter is determined by the Trustees to be a matter which affects all portfolios. Federated Portfolio's Declaration of Trust may be amended without the vote of investors, except that investors have the right to approve by affirmative majority vote any amendment which would adversely affect their voting rights, alter the procedures to amend the Declaration of Trust of Federated Portfolios, as required by Federated Portfolio's registration statement, or as submitted to them by the Trustees.

Federated Portfolios or any portfolio may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved
(a) at a meeting of investors by investors representing the lesser or (i) 67% or more of the beneficial interests in the affected portfolio present or represented at such meeting, if investors in more than 50% of all such beneficial interests are present or represented by proxy, or (ii) more than 50% of all such beneficial interests (hereinafter referred to as a "Majority Shareholder Vote") are present or represented by proxy, or (b) by an instrument in writing without a meeting, consented to by a Majority Shareholder Vote of the investors holding a majority of the beneficial interests in the affected portfolio.

Federated Portfolios' Declaration of Trust provides that obligations of Federated Portfolios are not binding upon the Trustees individually but only upon the property of Federated Portfolios and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
Federated Portfolio's Declaration of Trust further provides that it will indemnify its Trustees, officers, employees and agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with Federated Portfolios, unless, as to liability to the Federated Portfolios or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices. In the case of settlement, the By-Laws of Federated Portfolios provide that such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by a vote of a majority of disinterested Trustees or by a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad fait, gross negligence or reckless disregard of their duties.
SERVICE PROVIDERS
ADMINISTRATION

Federated Services Company, through its subsidiary FAS, provides administrative personnel and services to Federated Portfolios at an annual rate which relates to the average aggregate daily net assets of each series as specified below:

                                        Average Aggregate Daily
Maximum Administrative Fee              Net Assets of the Portfolio
     .050 of 1%                         on the first $1 billion
     .045 of 1%                         on the next $1 billion
     .040 of 1%                         on the next $1 billion
     .025 of 1%                         on the next $1 billion
     .010 of 1%                         on the next $1 billion
     .005 of 1%                         on assets in excess of $5 billion
The minimum administrative fee shall be $60,000 annually for each series (unless waived).
 Dr. Henry J. Gailliot, an officer of Federated Management, the Adviser to the Portfolio, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to FAS.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
Investors Bank and Trust Company, 79 Milk Street, 7th Floor, Boston, Massachusetts, 02205, is custodian for the cash and securities of the Portfolio.



Federated Services Company has contracted on behalf of its subsidiaries (including FAS) to maintain Federated Portfolio's accounting records. The fee paid by Federated Portfolios for this service (for which the Portfolio bears its pro rata share) is based upon the level of Federated Portfolio's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

As transfer agent, Federated Shareholder Services Company, a subsidiary of Federated Services Company, Pittsburgh, Pennsylvania, maintains all necessary investor records for Federated Portfolios. The fee paid by Federated Portfolios to Federated Shareholder Services Company is based upon the size, type and number of accounts and transactions made by investors.

INDEPENDENT AUDITORS
The Independent Auditors for the Portfolio are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania, 15219.
ABOUT FEDERATED INVESTORS

Federated Investors in dedicated to meeting investor needs which is reflected in its investment decision making - structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research.


Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.

J. Thomas Madden, Executive Vice President, oversees Federated Investor's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investor's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investor's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
     Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
     Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
     Federated funds are available to consumers through major brokerage firms nationwide including 200 New York Stock Exchange firms supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.





*Source: Investment Company Institute



APPENDIX

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--"NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.
MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS
AAA--Bonds which are rated "AAA" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated "AA" are judged to be of high quality by all standards. Together with the "AAA" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "AAA" securities.
A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated "BAA" are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "AA" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS


AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. the obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated "PRIME-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "PRIME-1" repayment capacity will normally be evidenced by the following characteristics:
o leading market positions in well-established industries;


o high rates of return on funds employed;
o conservative capitalization structure with moderate reliance on debt and ample asset protection;
o broad margins in earnings coverage of fixed financial charges and high internal cash generation; or
o well-established access to a range of financial markets and assured sources of alternate liquidity.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."














Cusips 313909 20 2 - SS
            313909 10 3 -IS

G01556-03 (3/96)




Subsequent to the approval by its Board of Trustees, the shareholders of Excelsior Institutional Bond Index Fund, a portfolio of Excelsior Institutional Trust ("Trust"), ratified a restructuring whereby the Trust withdrew, on December 29, 1995, the investment of all of the assets of the Excelsior Institutional Bond Index Fund from Bond Market Portfolio (a portfolio of St. James Portfolios) and thereafter invested all of the investable assets of Excelsior Institutional Bond Index Fund into Bond Index Portfolio (a series of Federated Investment Portfolios).
The investment objective and policies of Federated Bond Index Fund are identical to those of Excelsior Institutional Bond Index Fund, Bond Index Portfolio and Bond Market Portfolio. Since the Federated Bond Index Fund will invest all of its investable assets in Bond Index Portfolio, the historical financial statements of Excelsior Institutional Bond Index Fund and Bond Market Portfolio have been included herein to provide the reader of this prospectus with past performance and financial history of these funds.
Past performance is not predictive of future performance. Investment returns and principal values will vary and shares may be worth more or less at redemption than their original cost.


FEDERATED BOND INDEX FUND
(A PORTFOLIO OF FEDERATED INVESTMENT TRUST)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 22, 1996



ASSETS:

Cash                                                $ 100,000

LIABILITIES:                                             ----

Net Assets for 13,793 shares outstanding of         $ 100,000
beneficial interest

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:

INSTITUTIONAL SHARES:

($100,000  13,793 shares of beneficial interest     $    7.25
outstanding)



NOTES:
(1) The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1995, and has had no operations since that date other than those relating to organizational matters, including the issuance on February 22, 1996, of 13,793 shares of beneficial interest at $7.25 per share to Federated Administrative Services, the Administrator of the Trust. Organizational expenses estimated at $ 42,000, were borne initially by the Administrator. The Fund has agreed to reimburse the Administrator for the organizational expenses during the five year period following the date the Trust became effective.

(2)  Reference is made to "Management of the Trust and Federated
Portfolios," "Administration of the Trust" and "Tax Information" in this


Prospectus for a description of the investment advisory fee, administration and other services and other federal tax aspects of the Trust.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED BOND INDEX FUND

We have audited the accompanying statement of assets and liabilities of Federated Bond Index Fund, a portfolio of Federated Investment Trust as of
February 22, 1996. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the net assets of the Federated Bond Index Fund as of February 22, 1996, in conformity with generally accepted accounting principles.

                                                          ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
February 22, 1996


EXCELSIOR INSTITUTIONAL TRUST
EXCELSIOR INSTITUTIONAL BOND INDEX FUND
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                 SIX MONTHS ENDED       PERIOD ENDED
                                 NOVEMBER 30,           MAY 31,
                                 1995
                                 (UNAUDITED)       1995(A)

NET ASSET VALUE, BEGINNING OF
PERIOD                           7.26         $     7.00

INCOME FROM INVESTMENT OPERATIONS

 Net investment income           0.26               0.46

 Net realized and unrealized gain
from  St. James Bond Market
Portfolio                        0.13               0.28

Total from investment operations
                                 0.39               0.74

LESS DISTRIBUTIONS

 Distributions from net
investment income                (0.26              (0.46)

 Distributions from net realized
gains                            ----               (0.02)

Total distributions              (0.26              (0.48)

NET ASSET VALUE, END OF PERIOD   7.39         $     7.26


TOTAL RETURN (B)                 5.43%              11.03%


RATIOS TO AVERAGE NET ASSETS

 Expenses (c)                    0.12%(e)           0.12%(e)

 Net investment income           7.06%(e)           7.33%(e)

 Expense waiver/reimbursement(d)
                                 1.35%(e)           1.11%(e)
SUPPLEMENTAL DATA

 Net assets, end of period (000
omitted)                         16,271       $     15,565



(a) Reflects operations for the period from July 11, 1994 (commencement of operations) to May 31, 1995.
(b) The investment advisor has agreed to waive all investment advisory fees. While St. James Bond Market Portfolio does not pay any fee to its advisor, each institutional investor enters into an asset management services agreement with U.S. Trust or U.S. Trust Pacific and agrees to pay annual fees calculated as a specific percentage of average net assets.
(c)  Reflects the Fund's proportionate share of St. James Bond Market
Portfolio's expenses as well as voluntary fee waivers and reimbursements by agents of St. James Bond Market Portfolio and a voluntary fee waiver and an expense reimbursement by agents of the Trust.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(e)  Computed on an annualized basis.
(See Notes which are an integral part of the Financial Statements)


EXCELSIOR INSTITUTIONAL TRUST
EXCELSIOR INSTITUTIONAL BOND INDEX FUND
STATEMENTS OF ASSETS AND LIABILITIES


                                     NOVEMBER 30, 1995
                                            (UNAUDITED)      MAY 31, 1995

ASSETS:

Investment in St. James Bond Market
Portfolio, at value (Note 1a)       $ 16,356,743       $  16,280,745


Receivable for Fund shares sold           ----              184,705

Receivable from affiliate (Note 2d)      7,855                5,516

Deferred organization expense (Note      7,655                8,718
1d)

  Total assets                      16,372,253            16,479,684

LIABILITIES:

Dividends payable                       92,401              102,656

Organization expenses payable (Note      1,155                1,239
1d)

Servicing and Fund accounting agent      1,219                2,001
fees payable (Note 2a)

Trustees' fees and expenses payable        177                ------
(Note 2e)

Payable for Fund shares redeemed          ----              797,440

Accrued expenses                         6,629               11,809

  Total liabilities                    101,581              915,145

NET ASSETS                          $6,270,672         $  15,564,539


NET ASSETS CONSIST OF:

Paid in capital                     15,290,991         $  14,877,781

Accumulated distributions in excess       ----                 (498)


of net investment income

Accumulated net realized gain from
St. James Bond Market Portfolio        228,447               75,708

Net unrealized appreciation from St.
James Bond Market Portfolio            751,234              611,548

  Total Net Assets                  $6,270,672          $ 15,564,539


NET ASSET VALUE, OFFERING PRICE  AND
REDEMPTION PROCEEDS PER SHARE (Net  $             7.390$               7.260
assets  shares outstanding):

SHARES OUTSTANDING (Unlimited number
of $0.00001 par value shares          2,202,207           2,145,324
authorized for the Fund)


(See Notes which are an integral part of the Financial Statements)



EXCELSIOR INSTITUTIONAL TRUST
EXCELSIOR INSTITUTIONAL BOND INDEX FUND
STATEMENTS OF OPERATIONS
                                        SIX MONTHS
                                        ENDED
                                        NOVEMBER
                                        30, 1995          PERIOD ENDED
                                                          MAY 31,


                                        (UNAUDITED)       1995*

INVESTMENT INCOME ALLOCATED FROM ST.
JAMES BOND MARKET PORTFOLIO (NOTE 1):

Interest income                         $58,262     $     1,428,523

Portfolio expenses (Net of waivers and
reimbursements of $68,482 and $131,409, ----              ----
respectively) (a)

Net investment income from St. James    558,262           1,428,523
Bond Market Portfolio

EXPENSES (NOTE 1F):

Servicing and fund accounting agent fee   7,706           14,704
(Note 2a)

Shareholder servicing fee (Note 2c)      19,427           47,933

Transfer agent fee (Note 2b)              9,000           16,500

Auditing fees                             5,111            5,000

Legal fees                                  508            4,127

Prospectus and shareholder reports          459            3,736

Registration fees                           149            5,163

Trustees' fees and expenses (Note 2e)       558            1,873

Amortization of organization expenses     1,063            1,889
(Note 1d)


Insurance expense                         1,572            2,514

Miscellaneous                                79              496

  Total expenses                         45,632           103,935

 Less: Waiver of fees (Note 2b and 2c)  (28,427)          (64,433)

     Reimbursement of expenses (Note     (7,855)          (16,494)
2d)

   Net expenses                           9,350           23,008

      Net investment income             548,912           1,405,515

REALIZED AND UNREALIZED GAIN FROM ST.
JAMES BOND MARKET PORTFOLIO:

Net realized gain                       152,739           136,598

Change in unrealized appreciation       139,686           611,548

  Net realized and unrealized gain      292,425           748,146

    Change in net assets
    resulting from operations           $41,337     $     2,153,661



*  For the period from July 11, 1994 (commencement of operations) to May
31, 1995.
(a) Portfolio expenses are discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
(See Notes which are an integral part of the Financial Statements)



EXCELSIOR INSTITUTIONAL TRUST
EXCELSIOR INSTITUTIONAL BOND INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                              ENDED
                                            NOVEMBER        PERIOD
                                            30, 1995         ENDED
                                           (UNAUDITED)      MAY 31,
                                                             1995*

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS-

Net investment income                   $  548,912     $ 1,405,515

Net realized gain from St. James Bond
Market Portfolio                           152,739       136,598

Net change in unrealized appreciation
from St. James Bond Market Portfolio       139,686       611,548

  Change in net assets resulting from
  operations                               841,337       2,153,661

DISTRIBUTIONS TO SHAREHOLDERS-

Distributions from net investment          (548,414)     (1,405,515)
income

Distributions in excess of net



investment income                            ----          (498)

Distributions from net realized gains        ----        (60,890)

  Change in net assets resulting from
  distributions to shareholders            (548,414)     (1,466,903)

SHARE TRANSACTIONS-

Proceeds from sale of shares               3,802,836     33,020,207

Net asset value of shares issued to
shareholders in payment of                    553         1,162
distributions declared

Cost of shares redeemed                    (3,390,179)   (18,160,255)

  Change in net assets resulting from
  share transactions                       413,210       14,861,114

             Change in net assets          706,133       15,547,872

NET ASSETS:

Beginning of period (Note 1)               15,564,539    16,667

End of period                           $  16,270,672  $ 15,564,539



CAPITAL SHARE TRANSACTIONS:

Shares sold                                522,974       4,741,011



Shares issued for dividend reinvestment        76           167

Shares redeemed                            (466,167)     (2,598,235)

NET INCREASE IN SHARES OUTSTANDING         56,883        2,142,943



*  For the period from July 11, 1994 (commencement of operations) to May
31, 1995.
(See Notes which are an integral part of the Financial Statements)


EXCELSIOR INSTITUTIONAL TRUST
EXCELSIOR INSTITUTIONAL BOND INDEX FUND
NOTES TO FINANCIAL STATEMENTS

The amounts and disclosures contained herein pertaining to November 30, 1995 and the six months then ended are unaudited. The amounts and disclosures contained herein pertaining to
May 31, 1995 and the period from July 11, 1994 (commencement of operations) to May 31, 1995 have been audited by Ernst & Young LLP.

1.  SIGNIFICANT ACCOUNTING POLICIES:

The Trust is registered under the Investment Company Act of 1940 ("Act") and the Securities Act of 1933, as an open-end diversified management company and is comprised of twelve funds (the "Funds"). The financial statements included herein are only those of Excelsior Institutional Bond


Index Fund (the "Fund"). The financial statements of the other funds are presented separately.

Effective August 1, 1995, Edgewood Services, Inc. (the " Distributor"), a wholly-owned subsidiary of Federated Investors, replaced UST Distributors, Inc. as the distributor of the Trust.

The Trust seeks to achieve the Fund's investment objective by investing all of the Fund's investable assets in Bond Market Portfolio, the corresponding portfolio (the "Portfolio") of St. James Portfolios, an open-end diversified management investment company. The Fund has the same investment objective and policies as the Portfolio. The value of the Fund's investment reflects its proportionate beneficial interest in the net assets of the Portfolio. At November 30, 1995, and May 31, 1995, the
Fund's beneficial interest in the Portfolio was 99.99%.

United States Trust Company of the Pacific Northwest ("U.S. Trust Pacific") is the investment advisor for the Portfolio. U.S. Trust Pacific has delegated the daily management of the security holdings of the Portfolio to the investment manager, United States Trust Company of New York ("U.S.
Trust"), acting as subadvisor.

U.S. Trust Pacific is a subsidiary of U.S. Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements. An advisory fee is charged to the Portfolio.


     a) Valuation of Investments -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial
Statements which are included elsewhere in this report.

     b) Investment Income -- The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated to the Fund and other investors in the Portfolio at the time of such determination.

     c) Dividends to Shareholders -- Dividends equal to all or substantially all of the Fund's net investment income will be declared daily and paid at least once a month. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually.

     d) Deferred Organization Expense -- Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

     e) Federal Income Taxes -- It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. For Federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.


     f) Expense Allocation -- Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be fairly made. Expenses directly attributable to a fund are charged to that fund.

     g) Other -- All the net income of the Portfolio is allocated pro rata to the Fund and the other investors in the Portfolio at the time of such determination.

2.  TRANSACTIONS WITH AFFILIATES

     a)  Pursuant to a Servicing and Fund Accounting Agreement
("Agreement") between the Trust and Signature Financial Services, Inc.
("SFSI"), SFSI serves as a servicing and fund accounting agent to the Trust, providing fund accounting and other services necessary for the operation of the Trust and furnishing office facilities required for conducting the business of the Trust. Certain officers of SFSI serve as officers of the Trust and are compensated by SFSI. For its fund accounting services under the Agreement, SFSI receives a fee, payable monthly, of $12,000 per year per Fund plus out of pocket expenses. For the six months ended November 30, 1995, and the period from July 11, 1994 (commencement of operations) to May 31, 1995, fund accounting fees for the Fund amounted to $6,000 and $10,677, respectively.

     b)  Effective September 1, 1995 Chase Global Funds Services Company
("CGFSC"), a subsidiary of the Chase Manhattan Bank, N.A., (formerly Mutual
Funds Service Company ("MFSC"), which was a subsidiary of U.S. Trust), serves as the Trust's transfer agent. For its transfer agent services,


CGFSC receives a fee payable monthly, of $18,000 per year per Fund. For the six months ended November 30, 1995 and the period from July 11, 1994
(commencement of operations) to May 31, 1995, CGFSC voluntarily agreed to waive transfer agency fees in the amount of $9,000 and $16,500, respectively, for the Fund.

     c) The Trust, on behalf of the Funds, has a shareholder servicing agreement with U.S. Trust and expects to enter into shareholder servicing agreements ("Shareholder Service Agreements") with one or more shareholder servicing agents ("Shareholder Service Agents"). Pursuant to the Shareholder Service Agreements, Shareholder Service Agents are entitled to receive a shareholder servicing fee payable monthly, computed at an annual rate of up to 0.25% of the average daily net assets of the Fund represented by shares owned by customers of the Shareholder Service Agents.
The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information. In addition, certain Shareholder
Service Agents may perform record keeping and administrative functions for which they are entitled to receive a fee payable monthly, computed at an annual rate of up to 0.15% of the average daily net assets of the Fund represented by shares owned by customers of the Shareholder Service Agents.
Fees paid to Shareholder Service Agents may not exceed, on an annualized basis, 0.40% of the average daily net assets of the Fund represented by shares owned by customers of the Shareholder Service Agents. For the six month ended November 30, 1995 and for the period from July 11, 1994
(commencement of operations) to May 31, 1995, U.S. Trust voluntarily agreed to waive shareholder servicing fees in the amount of $19,427 and $47,933, respectively, for the Fund.


     d) U.S. Trust and U.S. Trust Pacific have voluntarily agreed to waive certain of their fees, and U.S. Trust has voluntarily agreed to reimburse the Trust and the Portfolio Series for certain administrative fees and other expenses. After giving effect to such waivers and reimbursements, the combined annual operating expenses (including amortization of organizational expenses but exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the Fund and its Portfolio will be 0.12% of average daily net assets. For the six months ended November
30, 1995 and for the period from July 11, 1994 (commencement of operations) to May 31, 1995, U.S. Trust voluntarily reimbursed the Fund in the amount of $7,855 and $16,494, respectively.

     e) Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees. Officers and Trustees of the Trust or Portfolio Series, deemed to be affiliated or "interested parties" under the Act, receive no compensation from the Trust or Portfolio
Series for their services.

3.  INVESTMENT TRANSACTIONS

Additions and reductions in the Fund's investment in the Portfolio for the six months ended November 30, 1995, and for the period ended May 31, 1995 were as follows:


                                SIX MONTHS  PERIOD ENDED
                                     ENDED       MAY 31,


                                  NOVEMBER         1995*
                                  30, 1995
ADDITIONS                       $3,987,542   $32,835,502
REDUCTIONS                      $4,762,230   $18,748,092

*For the period from July 11, 1994 (commencement of operations) to May 31,
1995.

4.  RESTRUCTURING

At meetings of the Board of Trustees of the Trust held on August 29, September 13, and October 6, 1995, the Trustees of the Trust approved a restructuring of the Trust (the "Restructuring"). The Restructuring was ratified by the shareholders of the Trust at a special meeting of shareholders held on November 15, 1995. Pursuant to the Restructuring, on December 29, 1995, the Trust withdrew the investment of all of the assets of the Bond Index Fund from Bond Market Portfolio of St. James Portfolios and thereafter invested all of the investable assets of the Bond Index Fund in the Bond Index Portfolio, a series of Federated Investment Portfolios, an open-end management investment company; and, effective January 1, 1996,
(a) U.S. Trust, CGFSC and Federated Administrative Services ("FAS"), a wholly-owned subsidiary of Federated Investors, replaced SFSI as administrator of the Trust, and (b) FAS replaced SFSI as fund accounting agent of the Trust.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
EXCELSIOR INSTITUTIONAL TRUST

We have audited the accompanying statement of assets and liabilities of the Excelsior Institutional Bond Index Fund as of May 31, 1995, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Excelsior Institutional Bond Index Fund at May 31, 1995, the results of its operations, the changes in its net assets and financial highlights for the period then ended, in conformity with generally accepted accounting principles.



                                                          ERNST & YOUNG LLP

Boston, Massachusetts
July 25, 1995



ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED)

Principal
Amount                                                    Value

                      ASSET-BACKED SECURITIES --
$300,000              1.85%
                      Premier Auto Trust, 6.35%,
                           due 5/2/00                     $       302,061
                           (Cost
                      $297,876)................

                      CORPORATE OBLIGATIONS -- 14.08%
                      BEVERAGES -- 2.71%
275,000               Anheuser-Busch, 7.00%,
                           due                            284,793
                      9/1/05........................
150,000               Pepsico, 7.625%, due
                           12/18/98..................     157,876


                      ..........

                                                          442,669

                      COMMUNICATIONS -- 3.35%
250,000               Motorola, 7.50%, due
                           5/15/25...................     273,863
                      ...........
250,000               Sprint, 8.125%, due
                           7/15/02...................     274,330
                      ...........

                                                          548,193

                      DRUGS -- 1.30%
200,000               American Home Products,
                           7.70%, due                     212,828
                      2/15/00...............

                      FINANCE -- 4.00%
110,000               Bank of Boston, 6.625%,
                           due                            110,119
                      12/1/05........................
                      ....
500,000               Lehman Brothers
                           Holdings, 8.50%, due
                           8/1/15....................     544,810
                      .................

                                                          654,929

                      RETAIL -- 0.98%



150,000               Penney (J.C.), 7.375%, due
                           6/15/04...................     160,408
                      .................

                      UTILITIES -- 1.74%
275,000               Duke Power, 7.50%, due
                           8/1/25....................     283,673
                      ..................

                      TOTAL CORPORATE
                           OBLIGATIONS
                           (Cost                          2,302,700
                      $2,211,191)....................



ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED)

Principal
Amount                                                   Value

             FOREIGN GOVERNMENT
                  OBLIGATION -- 1.91%
$            Province of Ontario,
300,000           7.00%, due 8/4/05
                  (Cost                                  $       312,945
             $304,390)........................


             U.S. GOVERNMENT & AGENCY
                  MORTGAGE-BACKED
                  SECURITIES -- 26.45%
             Federal Home Loan
                  Mortgage Association
311,394           9.00%, due 4/1/22...................   328,670
357,028           7.00%, due 5/1/24...................   358,239
342,167           7.00%, due 6/1/24...................   342,389
             Federal National Mortgage Association
344,663           7.00%, due 6/1/09...................   348,789
508,243           8.50%, due 8/1/23...................   530,133
440,011           7.00%, due 5/1/24...................   439,848
417,180           7.00%, due 6/1/24...................   417,026
             Government National Mortgage
                  Association
212,198           9.50%, due                             228,603
235,777      1/15/19...................                  253,611
481,131           9.50%, due 10/15/20.................   491,442
574,954           7.00%, due                             587,275
             6/15/24...................
                  7.50%, due
             6/15/24...................

             TOTAL U.S. GOVERNMENT & AGENCY
                  MORTGAGE-BACKED SECURITIES
                  (Cost                                  4,326,025
             $4,146,224).....................

             U.S. GOVERNMENT AGENCY
                  OBLIGATIONS -- 7.16%


200,000      Federal Home Loan
                  Mortgage Association,
                  7.23%, due 12/17/02................    205,190
900,000      Private Export Funding,
                  7.30%, due 1/31/02..................   965,826

             TOTAL U.S. GOVERNMENT AGENCY
                  OBLIGATIONS
                  (Cost                                  1,171,016
             $1,128,601).....................



ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED)


Principal
Amount                                                 Value

              UNITED STATES TREASURY
                   OBLIGATIONS -- 44.18%
              United States Treasury Notes
$  1,220,000       6.50%, due                          $    1,238,495
825,000       5/15/97...................               839,825
1,225,000          6.50%, due                          1,279,745
500,000       8/15/97...................    7.125%,    523,045
650,000       due 10/15/98...............   7.00%,     735,007
505,000       due 4/15/99...................           521,650
                   8.875%, due
              5/15/00.................      6.25%,
              due 2/15/03...................
              United States Treasury Bonds
500,000            7.25%, due                          548,830
245,000       5/15/04...........9.375%, due            311,341
1,100,000     2/15/06...........7.25%, due             1,228,910
              5/15/16..................

     TOTAL UNITED STATES
     TREASURY OBLIGATIONS     (Cost $6,802,075)        7,226,848



TOTAL INVESTMENTS -- 95.63%
(Cost $14,890,357)....................................    $15,641,595
OTHER ASSETS AND LIABILITIES
(NET) --4.37%..........................................   715,264

TOTAL NET ASSETS --                                       $16,356,859
100.00%.........................................


(See Notes which are an integral part of the Financial Statements)


ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1995


Principal
Amount                                                           Value

             CORPORATE OBLIGATIONS -- 12.91%
             ASSET-BACKED SECURITIES -- 1.85%
$            Premier Auto Trust, 6.35%, due                      $  300,654
300,000      5/02/00........................

             BANKING -- 0.65%
110,000      Bank of Boston, 6.625%, due                         105,238
             12/01/05..........................

             COMMUNICATION -- 3.12%
500,000      MCI Communications Sr.
               Nts., 7.625%, due                                 508,335
             11/07/96.......................................

             CONSUMER SERVICES -- 3.16%
500,000      Hertz, 9.125%, due                                  514,760
             8/01/96............................................
             .

             FINANCIAL SERVICES -- 3.18%
500,000      General Electric Capital, 8.75%, due                517,490
             11/26/96...............

             RETAIL -- 0.95%
150,000      Penney (J.C.), 7.375%, due                          155,822
             6/15/04..................................

             TOTAL CORPORATE OBLIGATIONS
               (Cost                                             2,102,299



             $2,077,387)........................................
             ..............

             U.S. GOVERNMENT MORTGAGE-BACKED
               OBLIGATIONS -- 28.03%
             Federal Home Loan Mortgage
               Corporation
379,254        9.00%, due                                        395,505
359,360      4/01/22............................................ 353,826
354,429      ........                                            348,971
               7.00%, due
             5/01/24............................................
             ........
               7.00%, due
             6/01/24............................................
             ........
             Federal National Mortgage
               Association
353,093        7.00%, due                                        355,412
546,337      6/01/09............................................ 565,000
461,342      ........                                            453,952
419,458        8.50%, due                                        412,738
             8/01/23............................................
             ........
               7.00%, due
             5/01/24............................................
             ........
               7.00%, due


             6/01/24............................................
             ........
             Government National Mortgage
               Association
286,756        9.50%, due                                        303,884
267,859      1/15/19............................................ 282,853
1,084,327    ........                                            1,091,604
               9.50%, due
             10/15/20...........................................
             .......
               7.50%, due
             6/15/24............................................
             ........

             TOTAL U.S. GOVERNMENT MORTGAGE-BACKED   OBLIGATIONS
                  (Cost
             $4,427,700)........................................ 4,563,745
             ......




ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1995


Principal
Amount                                              Value

            U.S. GOVERNMENT AGENCY
                 OBLIGATIONS -- 1.24%
            Federal Home Loan
                 Mortgage Association
$                7.23%, due 12/17/02
200,000               (Cost $189,153).....          201,192

            UNITED STATES TREASURY
                 OBLIGATIONS -- 52.33%
            United States Treasury Notes
1,270,000        6.500%, due 5/15/97............    1,284,681
825,000          6.500%, due 8/15/97............    835,312
500,000          7.125%, due 10/15/98..........     517,890
500,000          7.000%, due 4/15/99............    516,955
650,000          8.875%, due 5/15/00............    728,306
1,230,000        6.250%, due 2/15/03............    1,228,266
500,000          7.250%, due 5/15/04............    531,015
1,000,000        7.500%, due 2/15/05............    1,084,060
            United States Treasury Bonds
245,000          9.375%, due 2/15/06                301,695
1,000,000        7.250%, due 5/15/16                1,052,030
400,000          7.500%, due 11/15/24               439,936

            TOTAL UNITED STATES
                 TREASURY OBLIGATIONS
                 (Cost $8,081,590)................  8,520,146



            SHORT-TERM OBLIGATION -- 2.56%
            TIME DEPOSIT
416,748     National Westminster Bank
                 (Nassau), 5.46%, due
                 6/01/95
                 (Cost $416,748)                    416,748
            ..................

            TOTAL INVESTMENTS -- 97.07%
                 (Cost                              15,804,130
            $15,192,578)..........................
            .......
            OTHER ASSETS AND LIABILITIES
                 (NET) --                           476,725
            2.93%...............................

            TOTAL NET ASSETS --                     $16,280,855
            100.00%..............................



(See Notes which are an integral part of the Financial Statements)


ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES





                                                 NOVEMBER
                                                 30, 1995       MAY 31, 1995
                                                (UNAUDITED)

ASSETS:

Investments in securities, at value (Note  $   15,641,595  $   15,804,130
3c)(a)

Cash and cash equivalents                         503,917           ----

Dividends and interest receivable                 177,088        160,006

Receivable for investment securities sold            ----        278,876

Receivable from affiliate (Note 2a)                48,999         47,110

Prepaid expenses                                     ----          2,797

Deferred organization expense (Note 1d)            33,545         38,556

  Total assets                                 16,405,144      16,331,475

LIABILITIES:

Due to servicing agent (Note 2b)                    4,830          5,112

Organization expenses payable (Note 1d)            35,100         36,058

Accrued expenses and other liabilities              8,355          9,450

  Total liabilities                                48,285         50,620


NET ASSETS                                 $   16,356,859  $   16,280,855


REPRESENTED BY:

Paid in capital for beneficial interests   $   16,356,859  $   16,280,855




(a) Cost of investments                    $   14,890,357  $   15,192,578



(See Notes which are an integral part of the Financial Statements)


ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO
STATEMENTS OF OPERATIONS



                                 SIX MONTHS
                                    ENDED
                                NOVEMBER 30,       PERIOD ENDED
                                    1995           MAY 31, 1995*
                                 (UNAUDITED)

INVESTMENT INCOME (NOTE 1):

Interest                       $558,266         $ 1,428,528

EXPENSES (NOTE 1E):

Investment advisory fees (Note   19,483            47,955
2a)

Servicing and fund accounting    28,759            54,279
agent fees (Note 2b)

Custodian fees (Note 2c)          3,400             6,749

Amortization of organization      4,053             8,354
expenses (Note 1d)

Trustees' fees and expenses       1,618             3,999
(Note 2d)

Auditing fees                     5,500             5,000

Legal fees                        2,502             4,594

Insurance expense                 2,796              ----

Miscellaneous                       371               479


 Total expenses                  68,482           131,409

 Less: Waiver of fees (Note     (19,483)          (47,955)
2a)

     Reimbursement of expenses  (48,999)          (83,454)
(Note 2a)

   Net expenses                       0                 0

      Net investment income     558,266           1,428,528

REALIZED AND UNREALIZED GAIN
(NOTE 3):

Net realized gain on            152,740           136,599
investments

Net change in unrealized        139,686           611,552
appreciation on investments

  Net realized and unrealized   292,426           748,151
gain

    Change in net assets
    resulting from operations  $850,692         $ 2,176,679



*  For the period from July 11, 1994 (commencement of operations) to May
31, 1995.

(See Notes which are an integral part of the Financial Statements)


ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS



                              SIX MONTHS
                                 ENDED           PERIOD
                               NOVEMBER           ENDED
                               30, 1995          MAY 31,
                              (UNAUDITED)         1995*


INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS-

Net investment income      $  558,266     $    1,428,528

Net realized gain on          152,740          136,599
investments

Net change in unrealized
appreciation on investments   139,686          611,552
for the period

  Net increase in net
  assets resulting from       850,692          2,176,679
  operations

TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST:

Additions                     3,987,542        32,835,501

Reductions                    (4,762,230       (18,748,092)
                                   )



  Net increase (decrease)
  from transactions in        (774,688)        14,087,409
  investors' beneficial
  interest

 Total increase in Net        76,004           16,264,088
 Assets

NET ASSETS:

Beginning of period (Note     16,280,855       16,767
1)

End of period              $  16,356,859  $    16,280,855




SUPPLEMENTARY DATA


 RATIOS:

   Expenses to Average Net        0.00%   (c)      0.00%      (c)
Assets


   Net Investment Income
to Average Net      Assets        7.16%   (c)      7.45%      (c)



   Expense waiver /               0.88%   (c)      0.69%      (c)



reimbursement (a)                                            (c)


   Portfolio Turnover (b)         37%              67%



*  For the period from July 11, 1994 (commencement of operations) to May
31, 1995.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Portfolio Turnover calculation excludes in-kind transfers of securities (See Notes 3a and 3b).
(c)  Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)


ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

The amounts and disclosures contained herein pertaining to November 30, 1995 and the six months then ended are unaudited. The amounts and disclosures contained herein pertaining to May 31, 1995 and the period from July 11, 1994 (commencement of operations) to May 31, 1995 have been audited by Price Waterhouse LLP.

1.  SIGNIFICANT ACCOUNTING POLICIES:

     St. James Portfolios (the "Portfolio Series") was organized as a New
York trust on May 11, 1994, with the Portfolios established as a separate series of the Portfolio Series on the same date. The Portfolio Series is comprised of twelve portfolios (the "Portfolios"), ten of which were active at November 30, 1995 and May 31, 1995. The financial statements included herein are only those of Bond Market Portfolio (the "Portfolio"). The financial statements of the other Portfolios are presented separately. The
Portfolio had no operations until July 11, 1994 (when operations commenced) other than matters relating to its organization and registration as an open-end diversified management investment company under the Investment
Company Act of 1940 (the "Act"), the sale of an initial beneficial interest
(the "Initial Interest") of the Portfolio at the purchase price of $16,667 to Excelsior Institutional Bond Index Fund (the "Fund") and the sale of an
Initial Interest of the Portfolio at the purchase price of $100 to UST
Distributors, Inc. The Declaration of Trust permits the Portfolio Series to issue an unlimited number of beneficial interests in each Portfolio.

     United States Trust Company of The Pacific Northwest ("U.S. Trust
Pacific") is the investment advisor for the Portfolio. U.S. Trust Pacific has delegated the daily management of the security holdings of the Portfolio to United States Trust Company of New York ("U.S. Trust"), acting as subadvisor.

     Signature Financial Services, Inc. ("SFSI") serves as the Portfolio's servicing and fund accounting agent. U.S. Trust serves as the Portfolio's custodian. U.S. Trust Pacific is a subsidiary of U.S. Trust.

     The following is a summary of the significant accounting policies of the Portfolio:

     a) Valuation of Investments -- Investments in securities (including financial futures) that are traded on a domestic exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market.


Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the
"Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign security exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Portfolio Series' Trustees. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.


ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees.


     Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Portfolio
Series' Trustees. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     b) Security Transactions and Investment Income -- Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable amortization of discounts and premiums on investments, is recorded on the accrual basis.

     c) Repurchase Agreements -- The Portfolio may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment advisor subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolio's subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the repurchase price
(including accrued interest).

     If the value of the underlying security, including accrued interest, falls below 102% of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to a risk of loss in the event that the Portfolio is delayed or prevented from exercising its right to dispose of the underlying collateral securities or to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.


     d)  Deferred Organization Expense -- Organization expenses of the
Portfolio in the amount of $46,910 have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

     Any amount received by the Portfolio from the Fund as a result of a redemption of the Fund's Initial Interest will be applied so as to reduce the amount of unamortized organization expenses of the Portfolio. The amount paid by the Portfolio Series on behalf of the Portfolio on any withdrawal from the Portfolio of the Initial Interest of UST Distributors, Inc. will be reduced by a pro rata portion of any unamortized organization expenses of the Portfolio. With regard to each Portfolio, this reduction will be determined with respect to each withdrawal of an Initial Interest by calculating the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests then outstanding. The service providers to the Portfolio have agreed to contribute to the Portfolio at the time of the termination, liquidation, or dissolution of the Portfolio, an amount equal to the unamortized organizational expense at such time.




ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO


NOTES TO FINANCIAL STATEMENTS

     e) Expense Allocation -- Expenses incurred by the Portfolio Series with respect to any two or more Portfolios are allocated in proportion to the average net assets of each Portfolio, except where allocation of direct expenses to each Portfolio can otherwise be fairly made. Expenses directly attributable to a Portfolio are charged to that Portfolio.

     f) Federal Income Taxes -- The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of that Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue
Code.


2.  INVESTMENT ADVISORY FEE, SUBADVISORY FEES AND OTHER TRANSACTIONS WITH
AFFILIATES

     a) Fees payable by the Portfolio pursuant to the provisions of an Investment Advisory Agreement with U.S. Trust Pacific are payable monthly, computed on the average daily values of the Portfolio's net assets at the annual rate of 0.25%. For the six months ended November 30, 1995 and the period from July 11, 1994 (commencement of operations) to May 31, 1995,
U.S. Trust Pacific voluntarily agreed to waive all of its investment advisory fees amounting to $19,483 and $47,955, respectively.


     In addition, U.S. Trust voluntarily agreed to reimburse the Portfolio for all expenses exclusive of the investment advisory fee, taxes, interest, brokerage commissions and extraordinary expenses. For the six months ended
November 30, 1995 and the period from July 11, 1994 (commencement of operations) to May 31, 1995, U.S. Trust voluntarily reimbursed the Portfolio in the amounts of $48,999 and $83,454, respectively.

     Pursuant to separate subadvisory agreements between U.S. Trust Pacific and the subadvisor, subadvisory fees are payable monthly by U.S. Trust
Pacific, computed on the average daily value of the Portfolio's net assets at the maximum annual rate of 0.25%. The subavisor is compensated only by U.S. Trust Pacific, and receives no fee directly from the Portfolio. For the six months ended November 30, 1995, and the period from July 11, 1994
(commencement of operations) to May 31, 1995, subadvisory fees amounted to $19,483 and $47,955, respectively, all of which were waived.

     b)  Pursuant to a Servicing and Fund Accounting Agreement
("Agreement") with SFSI, SFSI serves as the servicing and fund accounting agent to the Portfolio, providing fund accounting and other services necessary for the operations of the Portfolio and furnishing office facilities required for conducting the business of the Portfolio. Certain officers of SFSI serve as officers of the Portfolio Series and are compensated by SFSI. Fees payable to SFSI pursuant to the Agreement for its servicing functions are payable monthly and computed on the average daily value of the Portfolio's net assets at the following annual rates:
0.05% of the first $2 billion in assets; 0.08% of the next $500 million;
0.07% of the next $500 million; 0.06% of the next $1 billion; and 0.05% thereafter. In addition, for its fund accounting services under the Agreement, SFSI receives a fee payable monthly of $50,000 per year per


Portfolio plus out of pocket expenses.  For the six months ended November
30, 1995 and the period from July 11, 1994 (commencement of operations) to May 31, 1995, fees charged under the Agreement for the Portfolio amounted to $28,759 and $54,279, respectively.

     c) U.S. Trust serves as custodian of the Portfolio's assets pursuant to a Custody Agreement between U.S. Trust and the Portfolio. Pursuant to delegation authority provided under the Custody Agreement, U.S. Trust has entered into a subcustody agreement with Investors Bank & Trust Company
("IBT") with respect to the Portfolio. For services provided thereunder by IBT, U.S. Trust has agreed to pay IBT a fee as agreed upon from time to time. IBT receives no fee directly from the Portfolio for its subcustody services.

     Fees received by U.S. Trust under the Custody Agreement for the six months ended November 30, 1995 and the period from July 11, 1994
(commencement of operations) to May 31, 1995 amounted to $3,400 and $6,749, respectively.

     d) Independent Trustees of the Portfolio Series receive an annual retainer of $8,000 and an additional $500 for each meeting of the Board of Trustees attended. In addition, the Portfolio Series reimburses the Independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees. Officers and Trustees deemed to be affiliated or "interested persons" under the Act received no compensation from the Portfolio Series or the Trust for their services.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES


     a) Investment transactions (excluding short-term investments) for the six months ended November 30, 1995 and the period ended May 31, 1995 were as follows:


                                SIX MONTHS  PERIOD ENDED
                                     ENDED       MAY 31,
                                  NOVEMBER         1995*
                                  30, 1995
COST OF PURCHASES               $5,852,016   $12,633,873
CONTRIBUTION IN-KIND                  ----   $18,368,738
PROCEEDS FROM SALES             $5,890,229   $16,140,644

*For the period from July 11, 1994 (commencement of operations) to May 31,
1995.

     b)  Investment transactions in U.S. Government and Agency Obligations
(excluding short-term investments) for the six months ended November 30, 1995 and the period ended May 31, 1995 were as follows:


                                SIX MONTHS  PERIOD ENDED
                                     ENDED       MAY 31,
                                  NOVEMBER         1995*
                                  30, 1995
COST OF PURCHASES               $2,632,664   $10,606,404
CONTRIBUTION IN-KIND                  ----   $18,320,517
PROCEEDS FROM SALES             $4,357,254   $16,140,644


*For the period from July 11, 1994 (commencement of operations) to May 31,
1995.



ST. JAMES PORTFOLIOS
BOND MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     c) At November 30, 1995 and May 31, 1995, the cost and gross unrealized appreciation and depreciation in the value of investments owned by the Portfolio, as computed on a federal tax basis, were as follows:



                                  NOVEMBER  MAY 31, 1995
                                  30, 1995
AGGREGATE COST                 $14,890,357   $15,192,578


GROSS UNREALIZED APPRECIATION     $751,238      $612,042
GROSS UNREALIZED DEPRECIATION         ----         (490)

NET UNREALIZED APPRECIATION       $751,238      $611,552





4.  SUBSEQUENT EVENTS (UNAUDITED)



     On December 15, 1995, the Trustees of the Portfolio Series voted to terminate the Portfolio Series as an investment company under the Investment Company Act of 1940. U.S. Trust reimbursed the balance of unamortized organizational expenses at November 15, 1995 of $33,545 in anticipation of a decision to terminate the Portfolio Series.


REPORT OF PRICE WATERHOUSE LLP, INDEPENDENT ACCOUNTANTS



TO THE TRUSTEES AND INVESTORS OF THE
ST. JAMES PORTFOLIOS

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the supplementary data present fairly, in all material respects, the financial position of the Bond Market
Portfolio (one of the portfolios constituting the St. James Portfolios) at May 31, 1995, and the results of its operations, the changes in its net assets, and its supplementary data for the period from July 11, 1994
(commencement of operations) to May 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
July 25, 1995




                      PART C.     OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

           (a) The Financial Statements filed in Part B are as follows:

           FEDERATED BOND INDEX FUND
             Statement of Assets and Liabilities
             Report of Ernst & Young LLP



           EXCELSIOR INSTITUTIONAL BOND INDEX FUND
            (for the six month period ended November 30, 1995 (unaudited) and for the period from
             July 11, 1994 to May 31, 1995 (audited))
              Financial Highlights
              Statement of Operations
              Statement of Changes in Net Assets
              Notes to Financial Statements
              Report of Ernst & Young LLP

           BOND MARKET PORTFOLIO
           Schedule of Investments (as of November 30, 1995 (unaudited))
           Schedule of Investments (as of May 31, 1995)(audited)
           Statements of Assets and Liabilities (for the six month period ended November 30, 1995 (unaudited) and for the fiscal year ended May 31, 1995)(audited)
           Statements of Operations (for the six month period ended
            November 30, 1995 (unaudited) and for the fiscal year ended
            May 31, 1995(unaudited))
           Statements of Changes in Net Assets (for the six month period ended November 30, 1995 (unaudited) and for the fiscal year ended May 31, 1995(audited))
           Notes to Financial Statements
           Report of Price Waterhouse LLP



           (b) Exhibits filed herewith:



               (1) Conformed copy of Declaration of Trust of the Registrant;(1)
               (2)  Copy of By-Laws of the Registrant;(1)
               (3)  Not applicable;
               (4)  (i) Specimen Certificate for Institutional Shares of
                    Federated Bond Index Fund; +
                    (ii) Specimen Certificate for Institutional Service
                    Shares of Federated Bond Index Fund; +
               (5)  Not applicable;
               (6)  (i) Form of the Distributor's Contract of the
                    Registrant; +
                    (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service
                    Agreement; Mutual Funds Service Agreement and
                    Plan/Trustee/Mutual Funds Service Agreement from Item
                    24(b)6 of the Cash Trust Series II Registration
                    Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
               (7)  Not applicable;
               (8) Conformed copy of the Custodian Agreement of the Registrant; +
               (9)  (i) Form of Agreement for Fund Accounting, Transfer
                    Agent, Administrative Services and Custody Services
                    Procurement; +
                    (ii) Form of Shareholder Services Agreement; +
                    (iii) The responses described in Item 24(b)6(ii) are hereby incorporated by reference.



+   All exhibits have been filed electronically.
1.  Response is incoporated by Reference to Registrant's Initial
   Registration Statement on Form N-1A filed January 4, 1996. (Files Nos.
   033-00053 and 811-07477).



               (10) Opinion and Consent of Counsel as to Legality of
                    Shares being registered; +
               (11) (i) Consent of Ernst & Young LLP, Independent Auditors
                    (Federated Bond Index Fund); +
                    (ii) Consent of Ernst & Young LLP, Independent
                    Auditors (Excelsior Institutional Bond Index Fund);+
                    (iii) Consent of Price Waterhouse LLP, Independent
                    Accountants (Bond Market Portfolio); +
               (12) Not applicable;
               (13) Conformed copy of Initial Capital Understanding; +
               (14) Not applicable;
               (15) (i) Form of Registrant's Distribution Plan pursuant to
                    Rule 12b-1; +
                    (ii) The responses described in Item 24(b)6(ii) are hereby incorporated by reference.
               (16) Not applicable;
               (17) Not Applicable;
               (18) The Registrant hereby incorporates by reference the
                    conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series,
                    Inc. Registration Statement on Form N-1A, filed with


                    the Commission on January 26, 1996.  (File Nos. 33-
                    52149 and 811-07141)
               (19) (i) Conformed copy of Power of Attorney of Registrant;
                    (1)
                    (ii) Conformed copy of Power of Attorney of Federated
                    Investment Portfolios; (1)

Item 25.  Persons Controlled by or Under Common Control with Registrant:

               None.

Item 26.  Number of Holders of Securities of Bond Index Fund as of February
          22, 1996:

               Institutional Shares  - one
               Institutional Service Shares  - none

Item 27.  Indemnification:  (1)


+   All exhibits have been filed electronically.
1.  Response is incoportated by Reference to Registrant's Initial
   Registration Statement on Form N-1A filed January 4, 1996. (Files Nos.
   033-00053 and 811-07477).



Item 28.  Business and Other Connections of Investment Adviser:


             Not applicable.


          Item 29.    Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Annuity Management Series; Arrow
          Funds; Automated Government Money Trust; BayFunds;  The Biltmore
          Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard
          Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust
          Series II; DG Investor Series; Edward D. Jones & Co. Daily
          Passport Cash Trust; Federated Adjustable Rate U.S. Government
          Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs
          Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.;
          Federated Exchange Fund, Ltd.; Federated Fund for U.S. Government
          Securities Inc.; Federated GNMA Trust; Federated Government
          Income Securities, Inc.; Federated Government Trust; Federated
          High Income Securities Fund, Inc.; Federated High Yield Trust;
          Federated Income Securities Trust; Federated Income Trust;
          Federated Index Trust; Federated Institutional Trust; Federated
          Master Trust; Federated Municipal Trust; Federated Municipal
          Opportunities Fund, Inc.; Federated Municipal Securities Fund,
          Inc.; Federated Short-Term Municipal Trust; Federated Short-Term
          U.S. Government Trust; Federated Stock and Bond Fund, Inc.;
          Federated Stock Trust; Federated Tax-Free Trust; Federated Total
          Return Series, Inc.; Federated Utility Fund, Inc.; Federated U.S.
          Government Bond Fund; Federated U.S. Government Securities Fund:
          1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years;


          Federated U.S. Government Securities Fund: 5-10 Years; First
          Priority Funds; Fixed Income Securities, Inc.; Fortress Utility
          Fund, Inc.; High Yield Cash Trust; Independence One Mutual Funds;
          Insurance Management Series; Intermediate Municipal Trust;
          International Series Inc.; Investment Series Funds, Inc.;
          Investment Series Trust; Liberty U.S. Government Money Market
          Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds,
          Inc.; Money Market Management, Inc.; Money Market Obligations
          Trust; Money Market Trust; The Monitor Funds; Municipal
          Securities Income Trust; Newpoint Funds; 111 Corcoran Funds;
          Peachtree Funds; The Planters Funds; RIMCO Monument Funds;
          SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The
          Starburst Funds II; Targeted Duration Trust; Tax-Free Instruments
          Trust; Tower Mutual Funds; Trust for Financial Institutions;
          Trust for Government Cash Reserves; Trust for Short-Term U.S.
          Government Securities; Trust for U.S. Treasury Obligations; The
          Virtus Funds; Vision Group of Funds, Inc.; and World Investment
          Series, Inc.

          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant



Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779


Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 30.    Location of Accounts and Records:



All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



Registrant                       Federated Investors Tower Pittsburgh,
                                 Pennsylvania
                                 15222-3779

Federated Administrative         Federated Investors Tower
Federated Services (AdministratorPittsburgh, Pennsylvania
and Portfolio Accountant)        15222-3779


Federated Shareholder Services   P.O. Box 8600
Dividend Disbursing              Company (Transfer Agent and
Agnet)                           Boston, Massachusetts
                                 02266-8600

State Street Bank and Trust      P.O. Box 8600
Company (Custodian)              Boston,Massachusetts
                                 02266-8600

Item 31.    Management Services:

Not applicable.


Item 32.    Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of a special meeting of shareholders.

Registrant hereby undertakes to furnish each shareholder to whom a prospectus is delivered, a copy of the Registrant's latest annual report, upon request and without charge.

Registrant hereby undertakes to file a post-effective amendment on behalf of Federated Bond Index Fund, using financial statements for Federated Bond
Index Fund, which need not be certified, within four to six months from the effective date of this Registration Statement.


                                SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INVESTMENT TRUST, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 5th day of March, 1996.


                        FEDERATED INVESTMENT TRUST

               BY: /s/ J Crilley Kelly


               J Crilley Kelly, Assistant Secretary
               Attorney in Fact for John F. Donahue
               March 5, 1996

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

   NAME                       TITLE                         DATE
By:/s/ J Crilly Kelly
   J Crilly Kelly           Attorney In Fact    March 5, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

NAME                        TITLE


John F. Donahue*            Chairman and Trustee
                             (Chief Executive Officer)

J. Christopher Donahue*    President and Trustee



David M. Taylor*           Treasurer
                           (Principal Financial and
                           Accounting Officer)


Thomas G. Bigley*          Trustee


John T. Conroy, Jr.*       Trustee


William J. Copeland*       Trustee


James E. Dowd*             Trustee


Lawrence D. Ellis, M.D.*   Trustee


Edward L. Flaherty, Jr.*   Trustee


Peter E. Madden*           Trustee


Gregor F. Meyer*           Trustee


John E. Murray, Jr*        Trustee


Wesley W. Posvar*          Trustee



Marjorie P. Smuts*         Trustee






* By Power of Attorney



                                SIGNATURES

Federated Investment Portfolios ("Federated Portfolios") has duly caused the Registraton Statement on Form N-1A ("Registration Statement") of
Federated Investment Trust (the "Trust") to be signed on its behalf by the undersigned, therto duly authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 5th day of March, 1996.

                      FEDERATED INVESTMENT PORTFOLIOS

               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               March 5, 1996


   Pursuant to the requirements of the Securities Act of 1933, the Trust's
Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

   NAME                       TITLE                         DATE
By:/s/ S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact    March 5, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

NAME                        TITLE


John F. Donahue*            Chairman and Trustee
                              (Chief Executive Officer)

J. Christopher Donahue*    President and Trustee



David M. Taylor*           Treasurer
                              (Principal Financial and
                              Accounting Officer)


Thomas G. Bigley*          Trustee


John T. Conroy, Jr.*       Trustee




William J. Copeland*       Trustee


James E. Dowd*             Trustee


Lawrence D. Ellis, M.D.*   Trustee


Edward L. Flaherty, Jr.*   Trustee


Peter E. Madden*           Trustee


Gregor F. Meyer*           Trustee


John E. Murray, Jr*        Trustee


Wesley W. Posvar*          Trustee


Marjorie P. Smuts*         Trustee








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